MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.9%)
Activision Blizzard, Inc.	107	8,662
Alphabet, Inc. Cl A*	41	60,090
Alphabet, Inc. Cl C*	40	58,784
AT&T, Inc.	987	28,139
CenturyLink, Inc.	137	1,382
Charter Communications, Inc. Cl A*	21	13,111
Comcast Corp. Cl A	626	28,959
Discovery, Inc. Cl A*	23	501
Discovery, Inc. Cl C*	43	843
DISH Network Corp. Cl A*	35	1,016
Electronic Arts, Inc.*	40	5,216
Facebook, Inc. Cl A*	331	86,689
Fox Corp. Cl A	47	1,308
Fox Corp. Cl B	22	615
Interpublic Group of Cos., Inc.	54	900
Live Nation Entertainment, Inc.*	19	1,024
Netflix, Inc.*	61	30,502
News Corp. Cl A	54	757
News Corp. Cl B	17	237
Omnicom Group, Inc.	30	1,485
Take-Two Interactive Software, Inc.*	16	2,643
T-Mobile US, Inc.*	80	9,149
Twitter, Inc.*	110	4,895
Verizon Communications, Inc.	571	33,969
ViacomCBS, Inc. Cl B	77	2,157
Walt Disney Co.	250	31,020

		414,053

CONSUMER DISCRETIONARY (6.4%)
Advance Auto Parts, Inc.	10	1,535
Amazon.com, Inc.*	58	182,627
Aptiv PLC	37	3,392
AutoZone, Inc.*	4	4,710
Best Buy Co., Inc.	32	3,561
Booking Hldgs., Inc.*	6	10,264
BorgWarner, Inc.	29	1,124
CarMax, Inc.*	23	2,114
Carnival Corp.	72	1,093
Chipotle Mexican Grill, Inc. Cl A*	4	4,975
Darden Restaurants, Inc.	18	1,813
Dollar General Corp.	35	7,337
Dollar Tree, Inc.*	33	3,014

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Domino’s Pizza, Inc.	5	2,126
DR Horton, Inc.	46	3,479
eBay, Inc.	92	4,793
Etsy, Inc.*	16	1,946
Expedia Group, Inc.	19	1,742
Ford Motor Co.	543	3,616
Gap, Inc.	29	494
Garmin Ltd.	21	1,992
General Motors Co.	174	5,149
Genuine Parts Co.	21	1,999
Hanesbrands, Inc.	48	756
Hasbro, Inc.	18	1,489
Hilton Worldwide Hldgs., Inc.	38	3,242
Home Depot, Inc.	149	41,379
L Brands, Inc.	32	1,018
Las Vegas Sands Corp.	46	2,146
Leggett & Platt, Inc.	19	782
Lennar Corp. Cl A	38	3,104
LKQ Corp.*	39	1,081
Lowe’s Cos., Inc.	105	17,415
Marriott International, Inc. Cl A	37	3,425
McDonald’s Corp.	103	22,608
MGM Resorts International	57	1,240
Mohawk Industries, Inc.*	8	781
Newell Brands, Inc.	53	909
NIKE, Inc. Cl B	172	21,593
Norwegian Cruise Line Hldgs. Ltd.*	38	650
NVR, Inc.*	1	4,083
O’Reilly Automotive, Inc.*	11	5,072
PulteGroup, Inc.	37	1,713
PVH Corp.	10	596
Ralph Lauren Corp. Cl A	7	476
Ross Stores, Inc.	49	4,572
Royal Caribbean Cruises Ltd.	24	1,554
Starbucks Corp.	162	13,919
Tapestry, Inc.	39	609
Target Corp.	69	10,862
Tiffany & Co.	15	1,738
TJX Cos., Inc.	166	9,238
Tractor Supply Co.	17	2,437
Ulta Beauty, Inc.*	8	1,792
Under Armour, Inc. Cl A*	26	292
Under Armour, Inc. Cl C*	27	266
VF Corp.	44	3,091
Whirlpool Corp.	9	1,655

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Wynn Resorts Ltd.	14	1,005
Yum! Brands, Inc.	42	3,835

		447,318

CONSUMER STAPLES (3.9%)
Altria Group, Inc.	258	9,969
Archer-Daniels-Midland Co.	77	3,580
Brown-Forman Corp. Cl B	25	1,883
Campbell Soup Co.	28	1,354
Church & Dwight Co., Inc.	34	3,186
Clorox Co.	18	3,783
Coca-Cola Co.	533	26,314
Colgate-Palmolive Co.	119	9,181
Conagra Brands, Inc.	67	2,392
Constellation Brands, Inc. Cl A	23	4,359
Costco Wholesale Corp.	61	21,655
Estee Lauder Cos., Inc. Cl A	31	6,766
General Mills, Inc.	84	5,181
Hershey Co.	20	2,867
Hormel Foods Corp.	39	1,907
JM Smucker Co.	16	1,848
Kellogg Co.	35	2,261
Kimberly-Clark Corp.	47	6,940
Kraft Heinz Co.	90	2,695
Kroger Co.	108	3,662
Lamb Weston Hldgs., Inc.	21	1,392
McCormick & Co., Inc.	18	3,494
Molson Coors Beverage Co. Cl B	26	873
Mondelez International, Inc. Cl A	198	11,375
Monster Beverage Corp.*	51	4,090
PepsiCo, Inc.	192	26,611
Philip Morris International, Inc.	216	16,198
Procter & Gamble Co.	344	47,813
Sysco Corp.	70	4,355
Tyson Foods, Inc. Cl A	41	2,439
Walgreens Boots Alliance, Inc.	100	3,592
Walmart, Inc.	193	27,003

		271,018

ENERGY (1.1%)
Apache Corp.	53	502
Baker Hughes Co. Cl A	91	1,210
Cabot Oil & Gas Corp.	56	972
Chevron Corp.	258	18,576
Concho Resources, Inc.	27	1,191
ConocoPhillips	149	4,893
Devon Energy Corp.	53	501

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Diamondback Energy, Inc.	22	663
EOG Resources, Inc.	80	2,875
Exxon Mobil Corp.	585	20,083
Halliburton Co.	121	1,458
Hess Corp.	37	1,515
HollyFrontier Corp.	21	414
Kinder Morgan, Inc.	269	3,317
Marathon Oil Corp.	109	446
Marathon Petroleum Corp.	90	2,641
National Oilwell Varco, Inc.	54	489
Noble Energy, Inc.	67	573
Occidental Petroleum Corp.	117	1,171
ONEOK, Inc.	61	1,585
Phillips 66	60	3,110
Pioneer Natural Resources Co.	23	1,978
Schlumberger NV	193	3,003
TechnipFMC PLC	58	366
Valero Energy Corp.	56	2,426
Williams Cos., Inc.	168	3,301

		79,259

FINANCIALS (9.5%)
Aflac, Inc.	92	3,344
Allstate Corp.	43	4,048
American Express Co.	91	9,122
American International Group, Inc.	119	3,276
Ameriprise Financial, Inc.	17	2,620
Aon PLC Cl A	32	6,602
Arthur J. Gallagher & Co.	26	2,745
Assurant, Inc.	9	1,092
Bank of America Corp.	1,053	25,367
Bank of New York Mellon Corp.	113	3,880
Berkshire Hathaway, Inc. Cl B*	275	58,559
BlackRock, Inc. Cl A	20	11,271
Capital One Financial Corp.	63	4,527
Cboe Global Markets, Inc.	16	1,404
Charles Schwab Corp.	160	5,797
Chubb Ltd.	62	7,199
Cincinnati Financial Corp.	21	1,637
Citigroup, Inc.	289	12,459
Citizens Financial Group, Inc.	59	1,492
CME Group, Inc. Cl A	50	8,365
Comerica, Inc.	19	727
Discover Financial Svcs.	42	2,427
E*TRADE Financial Corp.	31	1,552
Everest Re Group Ltd.	6	1,185

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Fifth Third Bancorp	99	2,111
First Republic Bank	24	2,618
Franklin Resources, Inc.	38	773
Globe Life, Inc.	14	1,118
Goldman Sachs Group, Inc.	47	9,446
Hartford Financial Svcs. Group, Inc.	49	1,806
Huntington Bancshares, Inc.	141	1,293
Intercontinental Exchange, Inc.	77	7,704
Invesco Ltd.	52	593
iShares Core S&P 500 ETF	345	115,941
JPMorgan Chase & Co.	420	40,433
KeyCorp.	135	1,611
Lincoln National Corp.	26	815
Loews Corp.	33	1,147
M&T Bank Corp.	18	1,658
MarketAxess Hldgs., Inc.	5	2,408
Marsh & McLennan Cos., Inc.	70	8,029
MetLife, Inc.	107	3,977
Moody’s Corp.	22	6,377
Morgan Stanley	166	8,026
MSCI, Inc. Cl A	12	4,281
Nasdaq, Inc.	16	1,963
Northern Trust Corp.	29	2,261
People’s United Financial, Inc.	59	608
PNC Financial Svcs. Group, Inc.	59	6,485
Principal Financial Group, Inc.	35	1,410
Progressive Corp.	81	7,668
Prudential Financial, Inc.	55	3,494
Raymond James Financial, Inc.	17	1,237
Regions Financial Corp.	133	1,533
S&P Global, Inc.	33	11,900
State Street Corp.	49	2,907
SVB Financial Group*	7	1,684
Synchrony Financial	75	1,963
T. Rowe Price Group, Inc.	31	3,975
Travelers Cos., Inc.	35	3,787
Truist Financial Corp.	186	7,077
U.S. Bancorp	190	6,811
Unum Group	28	471
Vanguard S&P 500 ETF	579	178,129
Wells Fargo & Co.	571	13,424
Willis Towers Watson PLC	18	3,759
WR Berkley Corp.	20	1,223
Zions Bancorporation	23	672

		667,303

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

HEALTH CARE (7.8%)
Abbott Laboratories	244	26,554
AbbVie, Inc.	243	21,284
ABIOMED, Inc.*	6	1,662
Agilent Technologies, Inc.	42	4,240
Alexion Pharmaceuticals, Inc.*	30	3,433
Align Technology, Inc.*	10	3,274
AmerisourceBergen Corp. Cl A	21	2,035
Amgen, Inc.	81	20,587
Anthem, Inc.	35	9,401
Baxter International, Inc.	70	5,629
Becton Dickinson & Co.	40	9,307
Biogen, Inc.*	22	6,241
Bio-Rad Laboratories, Inc. Cl A*	3	1,546
Boston Scientific Corp.*	198	7,566
Bristol-Myers Squibb Co.	311	18,750
Cardinal Health, Inc.	40	1,878
Catalent, Inc.*	22	1,885
Centene Corp.*	80	4,666
Cerner Corp.	42	3,036
Cigna Corp.	51	8,640
Cooper Cos., Inc.	7	2,360
CVS Health Corp.	181	10,570
Danaher Corp.	87	18,734
DaVita, Inc.*	11	942
DENTSPLY SIRONA, Inc.	30	1,312
DexCom, Inc.*	13	5,359
Edwards Lifesciences Corp.*	85	6,785
Eli Lilly & Co.	110	16,282
Gilead Sciences, Inc.	173	10,932
HCA Healthcare, Inc.	37	4,613
Henry Schein, Inc.*	20	1,176
Hologic, Inc.*	36	2,393
Humana, Inc.	18	7,450
IDEXX Laboratories, Inc.*	12	4,717
Illumina, Inc.*	20	6,182
Incyte Corp.*	25	2,244
Intuitive Surgical, Inc.*	17	12,062
IQVIA Hldgs., Inc.*	26	4,098
Johnson & Johnson	362	53,895
Laboratory Corp. of America Hldgs.*	14	2,636
McKesson Corp.	22	3,277
Medtronic PLC	185	19,225
Merck & Co., Inc.	349	28,950
Mettler-Toledo International, Inc.*	4	3,863

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Mylan NV*	71	1,053
PerkinElmer, Inc.	16	2,008
Perrigo Co. PLC	19	872
Pfizer, Inc.	766	28,112
Quest Diagnostics, Inc.	18	2,061
Regeneron Pharmaceuticals, Inc.*	14	7,837
ResMed, Inc.	20	3,429
STERIS PLC	12	2,114
Stryker Corp.	45	9,377
Teleflex, Inc.	6	2,042
Thermo Fisher Scientific, Inc.	55	24,284
UnitedHealth Group, Inc.	131	40,842
Universal Health Svcs., Inc. Cl B	11	1,177
Varian Medical Systems, Inc.*	13	2,236
Vertex Pharmaceuticals, Inc.*	36	9,796
Waters Corp.*	9	1,761
West Pharmaceutical Svcs., Inc.	11	3,024
Zimmer Biomet Hldgs., Inc.	28	3,812
Zoetis, Inc. Cl A	66	10,914

		548,422

INDUSTRIALS (4.6%)
3M Co.	79	12,654
Alaska Air Group, Inc.	18	659
Allegion PLC	13	1,286
American Airlines Group, Inc.	71	873
AMETEK, Inc.	32	3,181
AO Smith Corp.	19	1,003
Boeing Co.	75	12,394
Carrier Global Corp.	112	3,421
Caterpillar, Inc.	74	11,037
CH Robinson Worldwide, Inc.	19	1,941
Cintas Corp.	12	3,994
Copart, Inc.*	28	2,944
CSX Corp.	105	8,155
Cummins, Inc.	20	4,223
Deere & Co.	43	9,530
Delta Air Lines, Inc.	89	2,722
Dover Corp.	20	2,167
Eaton Corp. PLC	55	5,611
Emerson Electric Co.	82	5,377
Equifax, Inc.	17	2,667
Expeditors International of Washington, Inc.	23	2,082
Fastenal Co.	79	3,562
FedEx Corp.	34	8,552
Flowserve Corp.	18	491

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Fortive Corp.	46	3,506
Fortune Brands Home & Security, Inc.	20	1,730
General Dynamics Corp.	32	4,430
General Electric Co.	1,214	7,563
Honeywell International, Inc.	97	15,967
Howmet Aerospace, Inc.	54	903
Huntington Ingalls Industries, Inc.	6	844
IDEX Corp.	11	2,007
IHS Markit Ltd.	64	5,025
Illinois Tool Works, Inc.	40	7,728
Ingersoll Rand, Inc.*	51	1,816
Jacobs Engineering Group, Inc.	18	1,670
JB Hunt Transport Svcs., Inc.	12	1,516
Johnson Controls International PLC	103	4,208
Kansas City Southern	13	2,351
L-3 Harris Technologies, Inc.	30	5,095
Lockheed Martin Corp.	34	13,032
Masco Corp.	37	2,040
Nielsen Hldgs. PLC	49	695
Norfolk Southern Corp.	35	7,490
Northrop Grumman Corp.	21	6,625
Old Dominion Freight Line, Inc.	14	2,533
Otis Worldwide Corp.	56	3,495
PACCAR, Inc.	48	4,094
Parker-Hannifin Corp.	18	3,642
Pentair PLC	23	1,053
Quanta Svcs., Inc.	19	1,004
Raytheon Technologies Corp.	212	12,199
Republic Svcs., Inc. Cl A	29	2,707
Robert Half International, Inc.	16	847
Rockwell Automation, Inc.	16	3,531
Rollins, Inc.	20	1,084
Roper Technologies, Inc.	15	5,927
Snap-on, Inc.	8	1,177
Southwest Airlines Co.	82	3,075
Stanley Black & Decker, Inc.	22	3,568
Teledyne Technologies, Inc.*	5	1,551
Textron, Inc.	31	1,119
Trane Technologies PLC	33	4,001
TransDigm Group, Inc.	7	3,326
Union Pacific Corp.	94	18,506
United Airlines Hldgs., Inc.*	40	1,390
United Parcel Svc., Inc. Cl B	98	16,330
United Rentals, Inc.*	10	1,745
Verisk Analytics, Inc. Cl A	22	4,077

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Waste Management, Inc.	54	6,111
Westinghouse Air Brake Technologies Corp.	25	1,547
WW Grainger, Inc.	6	2,141
Xylem, Inc.	25	2,103

		320,650

INFORMATION TECHNOLOGY (15.5%)
Accenture PLC Cl A	88	19,887
Adobe, Inc.*	67	32,859
Advanced Micro Devices, Inc.*	162	13,282
Akamai Technologies, Inc.*	22	2,432
Amphenol Corp. Cl A	41	4,439
Analog Devices, Inc.	51	5,954
ANSYS, Inc.*	12	3,927
Apple, Inc.	2,223	257,446
Applied Materials, Inc.	127	7,550
Arista Networks, Inc.*	8	1,655
Autodesk, Inc.*	30	6,930
Automatic Data Processing, Inc.	59	8,230
Broadcom, Inc.	55	20,038
Broadridge Financial Solutions, Inc.	16	2,112
Cadence Design Systems, Inc.*	39	4,159
CDW Corp.	20	2,391
Cisco Systems, Inc.	584	23,004
Citrix Systems, Inc.	17	2,341
Cognizant Technology Solutions Corp. Cl A	75	5,206
Corning, Inc.	105	3,403
DXC Technology Co.	35	625
F5 Networks, Inc.*	9	1,105
Fidelity National Information Svcs., Inc.	85	12,513
Fiserv, Inc.*	77	7,935
FleetCor Technologies, Inc.*	12	2,857
FLIR Systems, Inc.	18	646
Fortinet, Inc.*	19	2,238
Gartner, Inc.*	13	1,624
Global Payments, Inc.	41	7,281
Hewlett Packard Enterprise Co.	178	1,668
HP, Inc.	191	3,627
Intel Corp.	589	30,498
International Business Machines Corp.	123	14,965
Intuit, Inc.	36	11,743
IPG Photonics Corp.*	5	850
Jack Henry & Associates, Inc.	11	1,788
Juniper Networks, Inc.	46	989
Keysight Technologies, Inc.*	26	2,568
KLA Corp.	21	4,069

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Lam Research Corp.	21	6,967
Leidos Hldgs., Inc.	18	1,605
Mastercard, Inc. Cl A	122	41,257
Maxim Integrated Products, Inc.	37	2,502
Microchip Technology, Inc.	34	3,494
Micron Technology, Inc.*	154	7,232
Microsoft Corp.	1,050	220,846
Motorola Solutions, Inc.	23	3,606
NetApp, Inc.	30	1,315
NortonLifeLock, Inc.	82	1,709
NVIDIA Corp.	85	46,004
Oracle Corp.	268	16,000
Paychex, Inc.	44	3,510
Paycom Software, Inc.*	7	2,179
PayPal Hldgs., Inc.*	162	31,919
Qorvo, Inc.*	16	2,064
QUALCOMM, Inc.	156	18,358
Salesforce.com, Inc.*	126	31,666
Seagate Technology PLC	31	1,527
ServiceNow, Inc.*	26	12,610
Skyworks Solutions, Inc.	23	3,346
Synopsys, Inc.*	21	4,494
TE Connectivity Ltd.	45	4,398
Teradyne, Inc.	23	1,828
Texas Instruments, Inc.	127	18,134
Tyler Technologies, Inc.*	5	1,743
VeriSign, Inc.*	14	2,868
Visa, Inc. Cl A	233	46,593
Western Digital Corp.	42	1,535
Western Union Co.	57	1,221
Xerox Hldgs. Corp.	25	469
Xilinx, Inc.	34	3,544
Zebra Technologies Corp. Cl A*	8	2,020

		1,085,397

MATERIALS (1.4%)
Air Products & Chemicals, Inc.	30	8,936
Albemarle Corp.	15	1,339
Amcor PLC	217	2,398
Avery Dennison Corp.	12	1,534
Ball Corp.	45	3,740
Celanese Corp. Cl A	16	1,719
CF Industries Hldgs., Inc.	30	921
Corteva, Inc.	103	2,968
Dow, Inc.	102	4,799
DuPont de Nemours, Inc.	102	5,659

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Eastman Chemical Co.	19	1,484
Ecolab, Inc.	34	6,795
FMC Corp.	18	1,906
Freeport-McMoRan, Inc.	201	3,144
International Flavors & Fragrances, Inc.	15	1,837
International Paper Co.	55	2,230
Linde PLC	72	17,145
LyondellBasell Industries NV Cl A	35	2,467
Martin Marietta Materials, Inc.	9	2,118
Mosaic Co.	48	877
Newmont Corp.	111	7,043
Nucor Corp.	42	1,884
Packaging Corp. of America	14	1,527
PPG Industries, Inc.	33	4,029
Sealed Air Corp.	22	854
Sherwin-Williams Co.	12	8,361
Vulcan Materials Co.	19	2,575
Westrock Co.	36	1,250

		101,539

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	17	2,720
American Tower Corp.	62	14,987
Apartment Investment & Management Co. Cl A	21	708
AvalonBay Communities, Inc.	20	2,987
Boston Properties, Inc.	20	1,606
CBRE Group, Inc. Cl A*	46	2,161
Crown Castle International Corp.	58	9,657
Digital Realty Trust, Inc.	37	5,430
Duke Realty Corp.	51	1,882
Equinix, Inc.	13	9,882
Equity Residential	48	2,464
Essex Property Trust, Inc.	9	1,807
Extra Space Storage, Inc.	18	1,926
Federal Realty Investment Trust	10	734
Healthpeak Properties, Inc.	75	2,036
Host Hotels & Resorts, Inc.	98	1,057
Iron Mountain, Inc.	40	1,072
Kimco Realty Corp.	60	676
Mid-America Apartment Communities, Inc.	16	1,855
Prologis, Inc.	103	10,364
Public Storage	21	4,677
Realty Income Corp.	48	2,916
Regency Centers Corp.	22	836
SBA Communications Corp. Cl A	16	5,096
Simon Property Group, Inc.	42	2,716

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

SL Green Realty Corp.	11	510
UDR, Inc.	41	1,337
Ventas, Inc.	52	2,182
Vornado Realty Trust	22	742
Welltower, Inc.	58	3,195
Weyerhaeuser Co.	104	2,966

		103,184

UTILITIES (1.6%)
AES Corp.	93	1,684
Alliant Energy Corp.	35	1,808
Ameren Corp.	34	2,689
American Electric Power Co., Inc.	69	5,639
American Water Works Co., Inc.	25	3,622
Atmos Energy Corp.	18	1,721
CenterPoint Energy, Inc.	75	1,451
CMS Energy Corp.	40	2,456
Consolidated Edison, Inc.	47	3,656
Dominion Energy, Inc.	116	9,156
DTE Energy Co.	27	3,106
Duke Energy Corp.	102	9,033
Edison International	52	2,644
Entergy Corp.	28	2,759
Evergy, Inc.	31	1,575
Eversource Energy	47	3,927
Exelon Corp.	135	4,828
FirstEnergy Corp.	75	2,153
NextEra Energy, Inc.	68	18,874
NiSource, Inc.	53	1,166
NRG Energy, Inc.	34	1,045
Pinnacle West Capital Corp.	16	1,193
PPL Corp.	106	2,884
Public Svc. Enterprise Group, Inc.	70	3,844
Sempra Energy	41	4,853
Southern Co.	146	7,916
WEC Energy Group, Inc.	44	4,264
Xcel Energy, Inc.	73	5,038

		114,984

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $3,541,981) 59.2%		4,153,127

	Shares	Value
WARRANTS:
ENERGY (0.0%) (3)
Occidental Petroleum Corp. - expiring 08/03/2027*	16	48

TOTAL INDEXED ASSETS - WARRANTS (Cost: $80) 0.0% (3)		48

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.13	10/08/20	25,000	24,999

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (0.4%) (Cost: $24,999) 0.4%					24,999

TOTAL INDEXED ASSETS (Cost: $3,567,060) 59.6%					4,178,174

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.7%)
Cardlytics, Inc.*	64	4,516
Cogent Communications Hldgs., Inc.	54	3,243
Discovery, Inc. Cl A*	86	1,872
Discovery, Inc. Cl C*	507	9,937
Gray Television, Inc.*	204	2,809
ORBCOMM, Inc.*	731	2,485
Take-Two Interactive Software, Inc.*	41	6,774
TEGNA, Inc.	610	7,167
ViacomCBS, Inc. Cl B	82	2,297
World Wrestling Entertainment, Inc. Cl A	35	1,416
Zynga, Inc. Cl A*	1,089	9,932

		52,448

CONSUMER DISCRETIONARY (4.6%)
AutoZone, Inc.*	17	20,020
Bloomin’ Brands, Inc.	1,071	16,354
BorgWarner, Inc.	156	6,043
Bright Horizons Family Solutions, Inc.*	37	5,625
Caesars Entertainment, Inc.*	317	17,771
Capri Hldgs. Ltd.*	332	5,976
Chegg, Inc.*	54	3,858
Darden Restaurants, Inc.	53	5,340
Deckers Outdoor Corp.*	32	7,040
Dollar General Corp.	30	6,289
Extended Stay America, Inc.	1,212	14,484
Five Below, Inc.*	222	28,194
Foot Locker, Inc.	57	1,883

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Fox Factory Hldg. Corp.*	63	4,683
Grand Canyon Education, Inc.*	25	1,999
Haverty Furniture Cos., Inc.	251	5,256
Hilton Grand Vacations, Inc.*	47	986
Johnson Outdoors, Inc. Cl A	45	3,685
Lithia Motors, Inc. Cl A	124	28,265
Marriott Vacations Worldwide Corp.	220	19,978
Meritage Homes Corp.*	45	4,968
NVR, Inc.*	2	8,166
Ralph Lauren Corp. Cl A	92	6,253
Skyline Champion Corp.*	317	8,486
Sonic Automotive, Inc. Cl A	264	10,602
Sonos, Inc.*	542	8,228
Stamps.com, Inc.*	21	5,060
Steven Madden Ltd.	257	5,011
Taylor Morrison Home Corp. Cl A*	80	1,967
Tempur Sealy International, Inc.*	102	9,097
Thor Industries, Inc.	107	10,193
Tractor Supply Co.	102	14,620
Williams-Sonoma, Inc.	300	27,132

		323,512

CONSUMER STAPLES (1.2%)
BJ’s Wholesale Club Hldgs., Inc.*	156	6,482
Church & Dwight Co., Inc.	180	16,868
Constellation Brands, Inc. Cl A	129	24,447
Crimson Wine Group Ltd.*	904	4,475
Freshpet, Inc.*	84	9,379
Ingredion, Inc.	27	2,043
TreeHouse Foods, Inc.*	325	13,172
Tyson Foods, Inc. Cl A	33	1,962
WD-40 Co.	20	3,786

		82,614

ENERGY (0.6%)
Baker Hughes Co. Cl A	91	1,209
Cheniere Energy, Inc.*	144	6,663
Devon Energy Corp.	836	7,909
EQT Corp.	110	1,422
Hess Corp.	47	1,923
MPLX LP	108	1,700
Noble Energy, Inc.	171	1,462
PBF Energy, Inc. Cl A	1,466	8,341
Williams Cos., Inc.	575	11,299

		41,928

FINANCIALS (5.0%)
American Equity Investment Life Hldg. Co.	225	4,948

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

American Financial Group, Inc.	97	6,497
Ameriprise Financial, Inc.	92	14,178
Argo Group International Hldgs. Ltd.	103	3,546
Associated Banc-Corp.	207	2,612
BancFirst Corp.	184	7,515
Bank of Marin Bancorp	101	2,925
Banner Corp.	199	6,420
Brookline Bancorp, Inc.	622	5,377
Brown & Brown, Inc.	197	8,918
Bryn Mawr Bank Corp.	193	4,800
Cboe Global Markets, Inc.	58	5,089
Citizens Financial Group, Inc.	50	1,264
Dime Community Bancshares, Inc.	304	3,438
Discover Financial Svcs.	153	8,840
Ellington Financial, Inc.	572	7,013
Enterprise Financial Svcs. Corp.	186	5,072
Essent Group Ltd.	296	10,955
Everest Re Group Ltd.	36	7,112
Fifth Third Bancorp	480	10,233
First Financial Bankshares, Inc.	223	6,224
First Interstate BancSystem, Inc. Cl A	293	9,332
First Republic Bank	66	7,198
Great Southern Bancorp, Inc.	76	2,753
Green Dot Corp. Cl A*	85	4,302
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	66	2,790
Hartford Financial Svcs. Group, Inc.	220	8,109
Heritage Commerce Corp.	309	2,056
Houlihan Lokey, Inc. Cl A	94	5,551
Investors Bancorp, Inc.	428	3,107
iShares Micro-Cap ETF	41	3,709
iShares Russell 2000 Value ETF	100	9,933
iShares Russell Mid-Cap ETF	140	8,033
iShares Russell Mid-Cap Value ETF	110	8,892
KeyCorp.	356	4,247
Lincoln National Corp.	51	1,597
M&T Bank Corp.	80	7,367
Marlin Business Svcs. Corp.	219	1,544
Moelis & Co. Cl A	294	10,331
Northfield Bancorp, Inc.	273	2,490
Peoples Bancorp, Inc.	109	2,081
Primerica, Inc.	85	9,617
Progressive Corp.	96	9,089
Raymond James Financial, Inc.	58	4,220
Reinsurance Group of America, Inc.	40	3,808
RLI Corp.	68	5,694

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Safety Insurance Group, Inc.	20	1,382
Selective Insurance Group, Inc.	168	8,650
Starwood Property Trust, Inc.	979	14,773
Stifel Financial Corp.	76	3,843
Stock Yards Bancorp, Inc.	381	12,969
SVB Financial Group*	15	3,610
Synchrony Financial	54	1,413
TriCo Bancshares	154	3,772
UMB Financial Corp.	110	5,391
Voya Financial, Inc.	347	16,632
Webster Financial Corp.	125	3,301
Zions Bancorporation	114	3,331

		349,893

HEALTH CARE (6.6%)
1Life Healthcare, Inc.*	147	4,169
ABIOMED, Inc.*	14	3,879
ACADIA Pharmaceuticals, Inc.*	152	6,229
Acceleron Pharma, Inc.*	37	4,164
Agilent Technologies, Inc.	148	14,939
Alder Biopharmaceuticals, Inc. - contingent value rights*	136	120	††
Align Technology, Inc.*	17	5,565
Alnylam Pharmaceuticals, Inc.*	30	4,368
Amicus Therapeutics, Inc.*	304	4,292
Arrowhead Pharmaceuticals, Inc.*	122	5,253
Biohaven Pharmaceutical Hldg. Co. Ltd.*	66	4,291
Blueprint Medicines Corp.*	72	6,674
CareDx, Inc.*	99	3,756
Centene Corp.*	153	8,925
Chemed Corp.	16	7,686
ChemoCentryx, Inc.*	68	3,726
Coherus Biosciences, Inc.*	134	2,458
CRISPR Therapeutics AG*	46	3,847
Emergent BioSolutions, Inc.*	94	9,713
Encompass Health Corp.	69	4,484
Esperion Therapeutics, Inc.*	123	4,572
Exact Sciences Corp.*	38	3,874
Fate Therapeutics, Inc.*	96	3,837
FibroGen, Inc.*	88	3,619
Globus Medical, Inc. Cl A*	85	4,209
HealthEquity, Inc.*	124	6,370
Hill-Rom Hldgs., Inc.	82	6,848
Horizon Therapeutics PLC*	228	17,711
Humana, Inc.	17	7,036
IDEXX Laboratories, Inc.*	12	4,718
Incyte Corp.*	34	3,051

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Inmode Ltd.*	91	3,292
Insmed, Inc.*	126	4,050
Inspire Medical Systems, Inc.*	38	4,904
Insulet Corp.*	25	5,915
Intersect ENT, Inc.*	195	3,180
Invitae Corp.*	216	9,364
iRhythm Technologies, Inc.*	44	10,477
Karyopharm Therapeutics, Inc.*	205	2,993
Kodiak Sciences, Inc.*	62	3,671
Krystal Biotech, Inc.*	43	1,851
LHC Group, Inc.*	56	11,903
Madrigal Pharmaceuticals, Inc.*	26	3,087
Masimo Corp.*	13	3,069
Medpace Hldgs., Inc.*	39	4,358
Mettler-Toledo International, Inc.*	8	7,726
Mirati Therapeutics, Inc.*	29	4,815
Momenta Pharmaceuticals, Inc.*	120	6,298
MyoKardia, Inc.*	58	7,907
NanoString Technologies, Inc.*	126	5,632
NantKwest, Inc.*	183	1,269
Natera, Inc.*	95	6,863
Neogen Corp.*	69	5,399
NeoGenomics, Inc.*	157	5,792
Neurocrine Biosciences, Inc.*	19	1,827
Nevro Corp.*	28	3,900
Novavax, Inc.*	25	2,709
Omnicell, Inc.*	79	5,898
Orchard Therapeutics PLC*	248	1,019
OrthoPediatrics Corp.*	68	3,123
Pacific Biosciences of California, Inc.*	510	5,034
Penumbra, Inc.*	30	5,831
Prestige Consumer Healthcare, Inc.*	55	2,003
Quidel Corp.*	27	5,923
Repligen Corp.*	65	9,590
Sage Therapeutics, Inc.*	71	4,340
Schrodinger, Inc.*	51	2,423
SeaSpine Hldgs. Corp.*	224	3,203
Sientra, Inc.*	1,653	5,620
Silk Road Medical, Inc.*	72	4,839
Simulations Plus, Inc.	105	7,913
Sorrento Therapeutics, Inc.*	290	3,234
STAAR Surgical Co.*	101	5,713
Supernus Pharmaceuticals, Inc.*	459	9,566
Syneos Health, Inc. Cl A*	50	2,658
Tabula Rasa HealthCare, Inc.*	57	2,324

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Tactile Systems Technology, Inc.*	77	2,818
Tandem Diabetes Care, Inc.*	91	10,329
Theravance Biopharma, Inc.*	134	1,981
Ultragenyx Pharmaceutical, Inc.*	65	5,342
Veeva Systems, Inc. Cl A*	48	13,497
Vericel Corp.*	482	8,931
Wright Medical Group NV*	152	4,642
Xencor, Inc.*	104	4,034
Zimmer Biomet Hldgs., Inc.	84	11,436
Zynex, Inc.*	97	1,693

		461,591

INDUSTRIALS (6.0%)
Alaska Air Group, Inc.	263	9,634
Arcosa, Inc.	170	7,495
Axon Enterprise, Inc.*	45	4,082
Builders FirstSource, Inc.*	153	4,991
Carlisle Cos., Inc.	129	15,786
CH Robinson Worldwide, Inc.	43	4,395
Clean Harbors, Inc.*	82	4,594
Deluxe Corp.	230	5,918
Donaldson Co., Inc.	190	8,820
Dover Corp.	108	11,701
Ducommun, Inc.*	86	2,831
EMCOR Group, Inc.	91	6,162
Encore Wire Corp.	169	7,845
EnPro Industries, Inc.	115	6,487
ESCO Technologies, Inc.	91	7,331
Exponent, Inc.	87	6,267
Federal Signal Corp.	200	5,850
Franklin Electric Co., Inc.	100	5,883
Generac Hldgs., Inc.*	68	13,167
Gorman-Rupp Co.	187	5,509
HEICO Corp. Cl A	65	5,763
Heidrick & Struggles International, Inc.	116	2,279
IAA, Inc.*	206	10,726
ICF International, Inc.	107	6,584
Jacobs Engineering Group, Inc.	50	4,638
Kratos Defense & Security Solutions, Inc.*	216	4,165
L-3 Harris Technologies, Inc.	101	17,154
Lennox International, Inc.	39	10,632
Miller Industries, Inc.	477	14,582
Mueller Industries, Inc.	681	18,428
Old Dominion Freight Line, Inc.	127	22,976
Oshkosh Corp.	54	3,969
Quanta Svcs., Inc.	110	5,815

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Rexnord Corp.	215	6,416
Rockwell Automation, Inc.	40	8,827
Saia, Inc.*	56	7,064
Simpson Manufacturing Co., Inc.	114	11,076
SPX FLOW, Inc.*	280	11,990
Stanley Black & Decker, Inc.	39	6,326
Stericycle, Inc.*	53	3,342
Sunrun, Inc.*	101	7,784
Teledyne Technologies, Inc.*	16	4,963
Tetra Tech, Inc.	65	6,208
Trane Technologies PLC	85	10,306
TransUnion	55	4,627
Trex Co., Inc.*	286	20,478
UFP Industries, Inc.	133	7,516
Upwork, Inc.*	228	3,976
VSE Corp.	270	8,273
Werner Enterprises, Inc.	122	5,123
WESCO International, Inc. Preferred	18	504
Woodward, Inc.	150	12,024

		419,282

INFORMATION TECHNOLOGY (6.6%)
Akoustis Technologies, Inc.*	381	3,109
Altair Engineering, Inc. Cl A*	106	4,450
Amphenol Corp. Cl A	89	9,636
Analog Devices, Inc.	84	9,806
Blackline, Inc.*	85	7,619
Cabot Microelectronics Corp.	37	5,284
Cardtronics PLC Cl A*	245	4,851
CDW Corp.	23	2,749
Ciena Corp.*	57	2,262
Cirrus Logic, Inc.*	30	2,023
Cloudera, Inc.*	743	8,091
Cohu, Inc.	333	5,721
Domo, Inc. Cl B*	85	3,258
DXC Technology Co.	59	1,053
EchoStar Corp. Cl A*	52	1,294
Enphase Energy, Inc.*	58	4,790
EPAM Systems, Inc.*	39	12,608
Euronet Worldwide, Inc.*	78	7,106
Everspin Technologies, Inc.*	530	3,005
Five9, Inc.*	264	34,236
FLIR Systems, Inc.	120	4,301
Global Payments, Inc.	61	10,832
Globant S.A.*	34	6,093
Guidewire Software, Inc.*	52	5,422

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

II-VI, Inc.*	302	12,249
Keysight Technologies, Inc.*	34	3,359
KLA Corp.	21	4,068
Lam Research Corp.	13	4,312
Lattice Semiconductor Corp.*	192	5,560
LivePerson, Inc.*	170	8,838
Lumentum Hldgs., Inc.*	171	12,847
ManTech International Corp. Cl A	57	3,926
MAXIMUS, Inc.	70	4,789
MaxLinear, Inc. Cl A*	260	6,042
Microchip Technology, Inc.	46	4,727
MKS Instruments, Inc.	57	6,226
Monolithic Power Systems, Inc.	30	8,388
Motorola Solutions, Inc.	46	7,214
New Relic, Inc.*	58	3,269
NortonLifeLock, Inc.	90	1,876
Novanta, Inc.*	65	6,847
Okta, Inc. Cl A*	40	8,554
Palo Alto Networks, Inc.*	19	4,650
Perficient, Inc.*	317	13,548
Perspecta, Inc.	224	4,357
Ping Identity Hldg. Corp.*	153	4,775
Plexus Corp.*	49	3,461
Proofpoint, Inc.*	65	6,861
PTC, Inc.*	112	9,265
Pure Storage, Inc. Cl A*	601	9,250
Q2 Hldgs., Inc.*	66	6,023
Qorvo, Inc.*	33	4,257
Rapid7, Inc.*	222	13,595
Richardson Electronics Ltd.*	836	3,486
RingCentral, Inc. Cl A*	12	3,295
Sailpoint Technologies Hldgs., Inc.*	445	17,609
Sequans Communications S.A.*	336	2,006
Silicon Laboratories, Inc.*	62	6,067
SiTime Corp.*	81	6,807
Splunk, Inc.*	65	12,228
SYNNEX Corp.	63	8,824
Synopsys, Inc.*	42	8,987
Twilio, Inc. Cl A*	40	9,884
ViaSat, Inc.*	177	6,087
Virtusa Corp.*	103	5,063
Western Digital Corp.	35	1,279
Xilinx, Inc.	31	3,232
Xperi Hldg. Corp.	229	2,631
Zendesk, Inc.*	119	12,248

		462,465

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

MATERIALS (1.9%)
Ashland Global Hldgs., Inc.	66	4,681
Avient Corp.	148	3,916
Berry Global Group, Inc.*	34	1,643
Boise Cascade Co.	88	3,513
Coeur Mining, Inc.*	864	6,376
Crown Hldgs., Inc.*	276	21,213
Ferro Corp.*	435	5,394
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	32	3,389
Freeport-McMoRan, Inc.	383	5,990
Innospec, Inc.	72	4,559
International Flavors & Fragrances, Inc.	51	6,245
Mosaic Co.	63	1,151
Newmont Corp.	307	19,479
Olin Corp.	91	1,127
Packaging Corp. of America	152	16,575
Quaker Chemical Corp.	21	3,774
Steel Dynamics, Inc.	88	2,520
Stepan Co.	35	3,815
Valvoline, Inc.	549	10,453
Vulcan Materials Co.	51	6,913

		132,726

REAL ESTATE (2.7%)
Alexander’s, Inc.	13	3,188
American Campus Communities, Inc.	73	2,549
Americold Realty Trust	90	3,218
Apartment Investment & Management Co. Cl A	98	3,305
AvalonBay Communities, Inc.	19	2,837
Brandywine Realty Trust	295	3,050
Camden Property Trust	59	5,250
Cousins Properties, Inc.	252	7,205
CTO Realty Growth, Inc.	35	1,544
Duke Realty Corp.	586	21,623
Easterly Government Properties, Inc.	757	16,964
EastGroup Properties, Inc.	44	5,691
Equity Commonwealth	140	3,728
Equity LifeStyle Properties, Inc.	55	3,372
Essex Property Trust, Inc.	15	3,012
Highwoods Properties, Inc.	169	5,673
Host Hotels & Resorts, Inc.	537	5,795
Industrial Logistics Properties Trust	231	5,052
JBG SMITH Properties	136	3,637
Kilroy Realty Corp.	170	8,833

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Medical Properties Trust, Inc.	372	6,558
Physicians Realty Trust	207	3,707
PotlatchDeltic Corp.	125	5,262
Prologis, Inc.	79	7,949
QTS Realty Trust, Inc. Cl A	165	10,398
Redfin Corp.*	151	7,539
Sabra Health Care REIT, Inc.	241	3,322
SBA Communications Corp. Cl A	45	14,331
Sun Communities, Inc.	62	8,718
Vornado Realty Trust	45	1,517
Welltower, Inc.	73	4,022
Weyerhaeuser Co.	78	2,225

		191,074

UTILITIES (1.9%)
AES Corp.	222	4,021
Ameren Corp.	93	7,354
Atmos Energy Corp.	40	3,823
Avista Corp.	159	5,425
Black Hills Corp.	87	4,654
Chesapeake Utilities Corp.	85	7,166
Edison International	57	2,898
Entergy Corp.	57	5,616
Evergy, Inc.	294	14,941
FirstEnergy Corp.	191	5,484
Fortis, Inc.	241	9,847
IDACORP, Inc.	33	2,637
NiSource, Inc.	595	13,090
Northwest Natural Hldg. Co.	54	2,451
NorthWestern Corp.	86	4,183
PNM Resources, Inc.	161	6,654
Portland General Electric Co.	150	5,325
PPL Corp.	147	4,000
Public Svc. Enterprise Group, Inc.	133	7,303
Sempra Energy	109	12,901
Spire, Inc.	57	3,032

		132,805

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $2,322,443) 37.8%		2,650,338

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.8%)
Citibank, New York Time Deposit	0.01	10/01/20	130,023	130,023

TOTAL TEMPORARY CASH INVESTMENT (Cost: $130,023) 1.8%				130,023

TOTAL INVESTMENTS (Cost: $6,019,526) 99.2%				6,958,535

OTHER NET ASSETS 0.8%				55,333

NET ASSETS 100.0%				$7,013,868

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.3%)
Activision Blizzard, Inc.	2,021	163,600
Alphabet, Inc. Cl A*	788	1,154,893
Alphabet, Inc. Cl C*	771	1,133,062
AT&T, Inc.	18,672	532,339
CenturyLink, Inc.	2,590	26,133
Charter Communications, Inc. Cl A*	391	244,117
Comcast Corp. Cl A	11,831	547,302
Discovery, Inc. Cl A*	421	9,165
Discovery, Inc. Cl C*	813	15,935
DISH Network Corp. Cl A*	652	18,927
Electronic Arts, Inc.*	755	98,459
Facebook, Inc. Cl A*	6,269	1,641,851
Fox Corp. Cl A	902	25,103
Fox Corp. Cl B	411	11,496
Interpublic Group of Cos., Inc.	1,027	17,120
Live Nation Entertainment, Inc.*	373	20,097
Netflix, Inc.*	1,154	577,035
News Corp. Cl A	1,017	14,258
News Corp. Cl B	315	4,404
Omnicom Group, Inc.	563	27,868
Take-Two Interactive Software, Inc.*	299	49,401
T-Mobile US, Inc.*	1,519	173,713
Twitter, Inc.*	2,063	91,803
Verizon Communications, Inc.	10,796	642,254
ViacomCBS, Inc. Cl B	1,474	41,287
Walt Disney Co.	4,713	584,789

		7,866,411

CONSUMER DISCRETIONARY (11.0%)
Advance Auto Parts, Inc.	182	27,937
Amazon.com, Inc.*	1,115	3,510,834
Aptiv PLC	709	65,001
AutoZone, Inc.*	61	71,836
Best Buy Co., Inc.	601	66,885
Booking Hldgs., Inc.*	108	184,753
BorgWarner, Inc.	544	21,075
CarMax, Inc.*	428	39,338
Carnival Corp.	1,371	20,812
Chipotle Mexican Grill, Inc. Cl A*	73	90,791
Darden Restaurants, Inc.	341	34,352
Dollar General Corp.	652	136,672
Dollar Tree, Inc.*	620	56,631
Domino’s Pizza, Inc.	103	43,804
DR Horton, Inc.	865	65,420
eBay, Inc.	1,737	90,498
Etsy, Inc.*	310	37,705
Expedia Group, Inc.	356	32,642
Ford Motor Co.	10,277	68,445
Gap, Inc.	535	9,111
Garmin Ltd.	393	37,280
General Motors Co.	3,305	97,795
Genuine Parts Co.	379	36,069
Hanesbrands, Inc.	913	14,380
Hasbro, Inc.	334	27,629
Hilton Worldwide Hldgs., Inc.	726	61,942
Home Depot, Inc.	2,817	782,309

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

L Brands, Inc.	611	19,436
Las Vegas Sands Corp.	857	39,988
Leggett & Platt, Inc.	349	14,368
Lennar Corp. Cl A	718	58,646
LKQ Corp.*	733	20,326
Lowe’s Cos., Inc.	1,976	327,739
Marriott International, Inc. Cl A	700	64,806
McDonald’s Corp.	1,943	426,469
MGM Resorts International	1,076	23,403
Mohawk Industries, Inc.*	158	15,419
Newell Brands, Inc.	990	16,988
NIKE, Inc. Cl B	3,254	408,507
Norwegian Cruise Line Hldgs. Ltd.*	732	12,525
NVR, Inc.*	9	36,748
O’Reilly Automotive, Inc.*	194	89,450
PulteGroup, Inc.	701	32,449
PVH Corp.	187	11,153
Ralph Lauren Corp. Cl A	128	8,700
Ross Stores, Inc.	933	87,068
Royal Caribbean Cruises Ltd.	470	30,423
Starbucks Corp.	3,064	263,259
Tapestry, Inc.	734	11,472
Target Corp.	1,304	205,276
Tiffany & Co.	283	32,786
TJX Cos., Inc.	3,143	174,908
Tractor Supply Co.	304	43,575
Ulta Beauty, Inc.*	148	33,149
Under Armour, Inc. Cl A*	492	5,525
Under Armour, Inc. Cl C*	511	5,028
VF Corp.	835	58,659
Whirlpool Corp.	163	29,974
Wynn Resorts Ltd.	256	18,383
Yum! Brands, Inc.	789	72,036

		8,430,587

CONSUMER STAPLES (6.7%)
Altria Group, Inc.	4,864	187,945
Archer-Daniels-Midland Co.	1,462	67,968
Brown-Forman Corp. Cl B	479	36,078
Campbell Soup Co.	531	25,684
Church & Dwight Co., Inc.	649	60,818
Clorox Co.	331	69,566
Coca-Cola Co.	10,091	498,193
Colgate-Palmolive Co.	2,247	173,356
Conagra Brands, Inc.	1,283	45,816
Constellation Brands, Inc. Cl A	443	83,953
Costco Wholesale Corp.	1,154	409,670
Estee Lauder Cos., Inc. Cl A	588	128,331
General Mills, Inc.	1,603	98,873
Hershey Co.	387	55,473
Hormel Foods Corp.	737	36,032
J M Smucker Co.	299	34,541
Kellogg Co.	669	43,211
Kimberly-Clark Corp.	893	131,860
Kraft Heinz Co.	1,703	51,005
Kroger Co.	2,029	68,803
Lamb Weston Hldgs., Inc.	382	25,315
McCormick & Co., Inc.	325	63,083
Molson Coors Brewing Co. Cl B	495	16,612
Mondelez International, Inc. Cl A	3,732	214,403

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Monster Beverage Corp.*	962	77,152
PepsiCo, Inc.	3,618	501,455
Philip Morris International, Inc.	4,068	305,059
Procter & Gamble Co.	6,510	904,825
Sysco Corp.	1,326	82,504
Tyson Foods, Inc. Cl A	776	46,157
Walgreens Boots Alliance, Inc.	1,883	67,637
Walmart, Inc.	3,636	508,713

		5,120,091

ENERGY (2.0%)
Apache Corp.	988	9,356
Baker Hughes Co. Cl A	1,723	22,899
Cabot Oil & Gas Corp.	1,045	18,141
Chevron Corp.	4,878	351,216
Concho Resources, Inc.	515	22,722
ConocoPhillips	2,803	92,050
Devon Energy Corp.	999	9,451
Diamondback Energy, Inc.	409	12,319
EOG Resources, Inc.	1,517	54,521
Exxon Mobil Corp.	11,065	379,861
Halliburton Co.	2,300	27,715
Hess Corp.	717	29,347
HollyFrontier Corp.	384	7,569
Kinder Morgan, Inc.	5,087	62,723
Marathon Oil Corp.	2,060	8,425
Marathon Petroleum Corp.	1,690	49,585
National Oilwell Varco, Inc.	1,020	9,241
Noble Energy, Inc.	1,265	10,816
Occidental Petroleum Corp.	2,207	22,092
ONEOK, Inc.	1,153	29,955
Phillips 66	1,135	58,838
Pioneer Natural Resources Co.	430	36,976
Schlumberger NV	3,640	56,638
TechnipFMC PLC	1,091	6,884
Valero Energy Corp.	1,059	45,876
Williams Cos., Inc.	3,161	62,114

		1,497,330

FINANCIALS (12.2%)
Aflac, Inc.	1,730	62,885
Allstate Corp.	819	77,101
American Express Co.	1,708	171,227
American International Group, Inc.	2,253	62,025
Ameriprise Financial, Inc.	315	48,545
Aon PLC Cl A	606	125,018
Arthur J. Gallagher & Co.	503	53,107
Assurant, Inc.	157	19,046
Bank of America Corp.	19,907	479,560
Bank of New York Mellon Corp.	2,138	73,419
Berkshire Hathaway, Inc. Cl B*	5,206	1,108,566
BlackRock, Inc. Cl A	371	209,077
Capital One Financial Corp.	1,198	86,088
Cboe Global Markets, Inc.	285	25,006
Charles Schwab Corp.	3,039	110,103
Chubb Ltd.	1,181	137,138
Cincinnati Financial Corp.	393	30,642
Citigroup, Inc.	5,461	235,424
Citizens Financial Group, Inc.	1,124	28,415
CME Group, Inc. Cl A	940	157,271
Comerica, Inc.	366	13,999

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Discover Financial Svcs.	806	46,571
E*TRADE Financial Corp.	579	28,979
Everest Re Group Ltd.	105	20,742
Fifth Third Bancorp	1,861	39,677
First Republic Bank	451	49,186
Franklin Resources, Inc.	700	14,245
Globe Life, Inc.	258	20,614
Goldman Sachs Group, Inc.	901	181,074
Hartford Financial Svcs. Group, Inc.	941	34,685
Huntington Bancshares, Inc.	2,668	24,466
Intercontinental Exchange, Inc.	1,469	146,973
Invesco Ltd.	986	11,250
iShares Core S&P 500 ETF	6,666	2,240,176
JPMorgan Chase & Co.	7,935	763,902
KeyCorp	2,556	30,493
Lincoln National Corp.	474	14,850
Loews Corp.	625	21,719
M&T Bank Corp.	337	31,034
MarketAxess Hldgs., Inc.	99	47,677
Marsh & McLennan Cos., Inc.	1,328	152,322
MetLife, Inc.	2,018	75,009
Moody’s Corp.	421	122,027
Morgan Stanley	3,136	151,626
MSCI, Inc. Cl A	219	78,135
Nasdaq, Inc.	301	36,936
Northern Trust Corp.	545	42,494
People’s United Financial, Inc.	1,114	11,485
PNC Financial Svcs. Group, Inc.	1,113	122,330
Principal Financial Group, Inc.	669	26,941
Progressive Corp.	1,532	145,034
Prudential Financial, Inc.	1,036	65,807
Raymond James Financial, Inc.	320	23,283
Regions Financial Corp.	2,521	29,067
S&P Global, Inc.	630	227,178
State Street Corp.	927	54,999
SVB Financial Group*	135	32,484
Synchrony Financial	1,424	37,266
T. Rowe Price Group, Inc.	594	76,163
Travelers Cos., Inc.	663	71,730
Truist Financial Corp.	3,526	134,164
U.S. Bancorp	3,590	128,701
Unum Group	533	8,970
Wells Fargo & Co.	10,801	253,931
Willis Towers Watson PLC	337	70,372
WR Berkley Corp.	370	22,625
Zions Bancorporation	432	12,623

		9,295,677

HEALTH CARE (13.6%)
Abbott Laboratories	4,622	503,012
AbbVie, Inc.	4,609	403,702
ABIOMED, Inc.*	117	32,416
Agilent Technologies, Inc.	801	80,853
Alexion Pharmaceuticals, Inc.*	572	65,454
Align Technology, Inc.*	188	61,544
AmerisourceBergen Corp. Cl A	384	37,217
Amgen, Inc.	1,533	389,627
Anthem, Inc.	655	175,926
Baxter International, Inc.	1,325	106,557
Becton Dickinson & Co.	752	174,975

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Biogen, Inc.*	413	117,160
Bio-Rad Laboratories, Inc. Cl A*	56	28,866
Boston Scientific Corp.*	3,748	143,211
Bristol-Myers Squibb Co.	5,898	355,590
Cardinal Health, Inc.	759	35,635
Catalent, Inc.*	430	36,834
Centene Corp.*	1,508	87,962
Cerner Corp.	801	57,904
Cigna Corp.	958	162,295
Cooper Cos., Inc.	128	43,151
CVS Health Corp.	3,420	199,728
Danaher Corp.	1,651	355,510
DaVita, Inc.*	197	16,873
DENTSPLY SIRONA, Inc.	572	25,014
DexCom, Inc.*	251	103,470
Edwards Lifesciences Corp.*	1,624	129,628
Eli Lilly & Co.	2,074	306,993
Gilead Sciences, Inc.	3,273	206,821
HCA Healthcare, Inc.	695	86,653
Henry Schein, Inc.*	375	22,043
Hologic, Inc.*	681	45,266
Humana, Inc.	344	142,378
IDEXX Laboratories, Inc.*	222	87,270
Illumina, Inc.*	379	117,141
Incyte Corp.*	486	43,614
Intuitive Surgical, Inc.*	308	218,538
IQVIA Hldgs., Inc.*	503	79,288
Johnson & Johnson	6,843	1,018,786
Laboratory Corp. of America Hldgs.*	255	48,009
McKesson Corp.	421	62,700
Medtronic PLC	3,508	364,551
Merck & Co., Inc.	6,600	547,470
Mettler-Toledo International, Inc.*	62	59,877
Mylan NV*	1,352	20,050
PerkinElmer, Inc.	292	36,649
Perrigo Co. PLC	356	16,344
Pfizer, Inc.	14,472	531,122
Quest Diagnostics, Inc.	351	40,186
Regeneron Pharmaceuticals, Inc.*	275	153,940
ResMed, Inc.	380	65,143
STERIS PLC	223	39,290
Stryker Corp.	854	177,948
Teleflex, Inc.	122	41,531
Thermo Fisher Scientific, Inc.	1,032	455,649
UnitedHealth Group, Inc.	2,467	769,137
Universal Health Svcs., Inc. Cl B	205	21,939
Varian Medical Systems, Inc.*	239	41,108
Vertex Pharmaceuticals, Inc.*	684	186,130
Waters Corp.*	162	31,700
West Pharmaceutical Svcs., Inc.	193	53,056
Zimmer Biomet Hldgs., Inc.	546	74,332
Zoetis, Inc. Cl A	1,237	204,563

		10,347,329

INDUSTRIALS (8.0%)
3M Co.	1,508	241,551
AO Smith Corp.	353	18,638
Alaska Air Group, Inc.	328	12,015
Allegion PLC	242	23,936
American Airlines Group, Inc.	1,343	16,505

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

AMETEK, Inc.	601	59,739
Boeing Co.	1,407	232,521
Carrier Global Corp.	2,120	64,745
Caterpillar, Inc.	1,418	211,495
CH Robinson Worldwide, Inc.	354	36,175
Cintas Corp.	227	75,552
Copart, Inc.*	540	56,786
CSX Corp.	2,001	155,418
Cummins, Inc.	387	81,719
Deere & Co.	819	181,515
Delta Air Lines, Inc.	1,696	51,864
Dover Corp.	377	40,844
Eaton Corp. PLC	1,050	107,132
Emerson Electric Co.	1,570	102,945
Equifax, Inc.	319	50,051
Expeditors International of Washington, Inc.	440	39,829
Fastenal Co.	1,509	68,041
FedEx Corp.	630	158,458
Flowserve Corp.	342	9,333
Fortive Corp.	883	67,293
Fortune Brands Home & Security, Inc.	362	31,320
General Dynamics Corp.	612	84,719
General Electric Co.	22,947	142,960
Honeywell International, Inc.	1,833	301,730
Howmet Aerospace, Inc.	1,038	17,355
Huntington Ingalls Industries, Inc.	106	14,920
IDEX Corp.	198	36,117
IHS Markit Ltd.	1,194	93,741
Illinois Tool Works, Inc.	757	146,260
Ingersoll Rand, Inc.*	977	34,781
Jacobs Engineering Group, Inc.	342	31,727
JB Hunt Transport Svcs., Inc.	221	27,930
Johnson Controls International PLC	1,949	79,617
Kansas City Southern	247	44,665
L-3 Harris Technologies, Inc.	569	96,639
Lockheed Martin Corp.	647	247,982
Masco Corp.	684	37,709
Nielsen Hldgs. PLC	943	13,372
Norfolk Southern Corp.	667	142,731
Northrop Grumman Corp.	408	128,720
Old Dominion Freight Line, Inc.	255	46,135
Otis Worldwide Corp.	1,072	66,914
PACCAR, Inc.	910	77,605
Parker-Hannifin Corp.	338	68,391
Pentair PLC	435	19,910
Quanta Svcs., Inc.	360	19,030
Raytheon Technologies Corp.	4,017	231,138
Republic Svcs., Inc. Cl A	549	51,249
Robert Half International, Inc.	301	15,935
Rockwell Automation, Inc.	304	67,087
Rollins, Inc.	389	21,080
Roper Technologies, Inc.	274	108,260
Snap-on, Inc.	143	21,040
Southwest Airlines Co.	1,555	58,313
Stanley Black & Decker, Inc.	420	68,124
Teledyne Technologies, Inc.*	97	30,090
Textron, Inc.	604	21,798
Trane Technologies PLC	627	76,024
TransDigm Group, Inc.	143	67,942

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Union Pacific Corp.	1,777	349,838
United Airlines Hldgs., Inc.*	769	26,723
United Parcel Svc., Inc. Cl B	1,853	308,765
United Rentals, Inc.*	190	33,155
Verisk Analytics, Inc. Cl A	425	78,757
Waste Management, Inc.	1,011	114,415
Westinghouse Air Brake Technologies Corp.	471	29,145
WW Grainger, Inc.	118	42,099
Xylem, Inc.	471	39,621

		6,077,678

INFORMATION TECHNOLOGY (26.9%)
Accenture PLC Cl A	1,659	374,917
Adobe, Inc.*	1,260	617,942
Advanced Micro Devices, Inc.*	3,075	252,119
Akamai Technologies, Inc.*	425	46,979
Amphenol Corp. Cl A	781	84,559
Analog Devices, Inc.	964	112,537
ANSYS, Inc.*	224	73,299
Apple, Inc.	42,039	4,868,537
Applied Materials, Inc.	2,390	142,085
Arista Networks, Inc.*	144	29,798
Autodesk, Inc.*	576	133,062
Automatic Data Processing, Inc.	1,126	157,066
Broadcom, Inc.	1,053	383,629
Broadridge Financial Solutions, Inc.	303	39,996
Cadence Design Systems, Inc.*	732	78,053
CDW Corp.	375	44,824
Cisco Systems, Inc.	11,044	435,023
Citrix Systems, Inc.	324	44,618
Cognizant Technology Solutions Corp. Cl A	1,426	98,993
Corning, Inc.	1,987	64,399
DXC Technology Co.	661	11,799
F5 Networks, Inc.*	160	19,643
Fidelity National Information Svcs., Inc.	1,623	238,922
Fiserv, Inc.*	1,456	150,041
FleetCor Technologies, Inc.*	219	52,144
FLIR Systems, Inc.	345	12,368
Fortinet, Inc.*	353	41,587
Gartner, Inc.*	234	29,238
Global Payments, Inc.	787	139,755
Hewlett Packard Enterprise Co.	3,353	31,418
HP, Inc.	3,597	68,307
Intel Corp.	11,152	577,451
International Business Machines Corp.	2,328	283,248
Intuit, Inc.	689	224,759
IPG Photonics Corp.*	93	15,807
Jack Henry & Associates, Inc.	201	32,681
Juniper Networks, Inc.	865	18,597
Keysight Technologies, Inc.*	491	48,501
KLA Corp.	407	78,852
Lam Research Corp.	381	126,397
Leidos Hldgs., Inc.	351	31,292
Mastercard, Inc. Cl A	2,314	782,525
Maxim Integrated Products, Inc.	696	47,057
Microchip Technology, Inc.	659	67,719
Micron Technology, Inc.*	2,918	137,029
Microsoft Corp.	19,864	4,177,995
Motorola Solutions, Inc.	445	69,780
NetApp, Inc.	584	25,603

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

NortonLifeLock, Inc.	1,553	32,364
NVIDIA Corp.	1,616	874,611
Oracle Corp.	5,060	302,082
Paychex, Inc.	838	66,847
Paycom Software, Inc.*	129	40,158
PayPal Hldgs., Inc.*	3,073	605,473
Qorvo, Inc.*	300	38,703
QUALCOMM, Inc.	2,943	346,332
Salesforce.com, Inc.*	2,396	602,163
Seagate Technology PLC	585	28,823
ServiceNow, Inc.*	501	242,985
Skyworks Solutions, Inc.	438	63,729
Synopsys, Inc.*	400	85,592
TE Connectivity Ltd.	868	84,838
Teradyne, Inc.	436	34,645
Texas Instruments, Inc.	2,391	341,411
Tyler Technologies, Inc.*	105	36,599
VeriSign, Inc.*	265	54,285
Visa, Inc. Cl A	4,415	882,867
Western Digital Corp.	796	29,094
Western Union Co.	1,074	23,016
Xerox Hldgs. Corp.	470	8,822
Xilinx, Inc.	644	67,131
Zebra Technologies Corp. Cl A*	141	35,597

		20,551,117

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	578	172,163
Albemarle Corp.	280	24,998
Amcor PLC	4,089	45,184
Avery Dennison Corp.	219	27,997
Ball Corp.	856	71,151
Celanese Corp. Cl A	310	33,310
CF Industries Hldgs., Inc.	564	17,320
Corteva, Inc.	1,962	56,525
Dow, Inc.	1,945	91,512
DuPont de Nemours, Inc.	1,929	107,021
Eastman Chemical Co.	356	27,811
Ecolab, Inc.	651	130,096
FMC Corp.	340	36,009
Freeport-McMoRan, Inc.	3,799	59,416
International Flavors & Fragrances, Inc.	280	34,286
International Paper Co.	1,032	41,837
Linde PLC	1,379	328,381
LyondellBasell Industries NV Cl A	675	47,581
Martin Marietta Materials, Inc.	165	38,834
Mosaic Co.	907	16,571
Newmont Corp.	2,098	133,118
Nucor Corp.	788	35,350
Packaging Corp. of America	248	27,044
PPG Industries, Inc.	620	75,690
Sealed Air Corp.	408	15,835
Sherwin-Williams Co.	215	149,799
Vulcan Materials Co.	348	47,168
WestRock Co.	686	23,832

		1,915,839

REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.	307	49,120
American Tower Corp.	1,157	279,682
Apartment Investment & Management Co. Cl A	390	13,151

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

AvalonBay Communities, Inc.	369	55,106
Boston Properties, Inc.	371	29,791
CBRE Group, Inc. Cl A*	881	41,381
Crown Castle International Corp.	1,095	182,317
Digital Realty Trust, Inc.	704	103,319
Duke Realty Corp.	973	35,904
Equinix, Inc.	232	176,350
Equity Residential	897	46,043
Essex Property Trust, Inc.	171	34,335
Extra Space Storage, Inc.	338	36,163
Federal Realty Investment Trust	181	13,293
Healthpeak Properties, Inc.	1,407	38,200
Host Hotels & Resorts, Inc.	1,862	20,091
Iron Mountain, Inc.	759	20,334
Kimco Realty Corp.	1,135	12,780
Mid-America Apartment Communities, Inc.	299	34,669
Prologis, Inc.	1,937	194,901
Public Storage	398	88,643
Realty Income Corp.	905	54,979
Regency Centers Corp.	414	15,740
SBA Communications Corp. Cl A	292	92,996
Simon Property Group, Inc.	807	52,197
SL Green Realty Corp.	192	8,903
UDR, Inc.	772	25,175
Ventas, Inc.	970	40,701
Vornado Realty Trust	412	13,888
Welltower, Inc.	1,088	59,938
Weyerhaeuser Co.	1,966	56,070

		1,926,160

UTILITIES (2.8%)
AES Corp.	1,740	31,511
Alliant Energy Corp.	652	33,676
Ameren Corp.	645	51,007
American Electric Power Co., Inc.	1,296	105,922
American Water Works Co., Inc.	474	68,673
Atmos Energy Corp.	321	30,684
CenterPoint Energy, Inc.	1,430	27,670
CMS Energy Corp.	749	45,996
Consolidated Edison, Inc.	871	67,764
Dominion Energy, Inc.	2,191	172,936
DTE Energy Co.	503	57,865
Duke Energy Corp.	1,925	170,478
Edison International	998	50,738
Entergy Corp.	524	51,630
Evergy, Inc.	590	29,984
Eversource Energy	896	74,861
Exelon Corp.	2,545	91,009
FirstEnergy Corp.	1,422	40,826
NextEra Energy, Inc.	1,281	355,554
NiSource, Inc.	1,006	22,132
NRG Energy, Inc.	637	19,581
Pinnacle West Capital Corp.	295	21,992
PPL Corp.	2,001	54,447
Public Svc. Enterprise Group, Inc.	1,324	72,701
Sempra Energy	763	90,309
Southern Co.	2,755	149,376
WEC Energy Group, Inc.	823	79,749
Xcel Energy, Inc.	1,374	94,820

		2,163,891

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $54,073,935) 98.5%		75,192,110

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
WARRANTS:
ENERGY (0.0%) (3)
Occidental Petroleum Corp. - expiring 08/03/2027*	218	654

TOTAL INDEXED ASSETS - WARRANTS (Cost: $1,079) 0.0% (3)		654

TOTAL INDEXED ASSETS (Cost: $54,075,014) 98.5%		75,192,764

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.13	10/08/20	150,000	149,996

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $149,996) 0.2%					149,996

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.6%)
Citibank, New York Time Deposit		0.01	10/01/20	1,258,650	1,258,650

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,258,650) 1.6%					1,258,650

TOTAL INVESTMENTS (Cost: $55,483,660) 100.3%					76,601,410

OTHER NET ASSETS -0.3%					(245,305)

NET ASSETS 100.0%					$76,356,105

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
AMC Networks, Inc. Cl A*	823	20,336
Cable One, Inc.	109	205,512
Cinemark Hldgs., Inc.	2,198	21,980
John Wiley & Sons, Inc. Cl A	892	28,285
New York Times Co. Cl A	2,922	125,032
TEGNA, Inc.	4,462	52,429
Telephone & Data Systems, Inc.	2,049	37,784
TripAdvisor, Inc.	1,960	38,396
World Wrestling Entertainment, Inc. Cl A	955	38,649
Yelp, Inc. Cl A*	1,407	28,267

		596,670

CONSUMER DISCRETIONARY (15.7%)
Aaron’s, Inc.	1,359	76,987
Adient PLC*	1,929	33,430
Adtalem Global Education, Inc.*	1,056	25,914
American Eagle Outfitters, Inc.	3,062	45,348
AutoNation, Inc.*	1,196	63,304
Boyd Gaming Corp.	1,637	50,240
Brunswick Corp.	1,627	95,847
Caesars Entertainment, Inc.*	4,073	228,332
Carter’s, Inc.	897	77,662
Choice Hotels International, Inc.	585	50,287
Churchill Downs, Inc.	734	120,244
Columbia Sportswear Co.	625	54,363
Cracker Barrel Old Country Store, Inc.	483	55,381
Dana, Inc.	2,976	36,664
Deckers Outdoor Corp.*	573	126,066
Delphi Technologies PLC*	1,775	29,660
Dick’s Sporting Goods, Inc.	1,333	77,154
Dunkin’ Brands Group, Inc.	1,684	137,936
Five Below, Inc.*	1,137	144,399
Foot Locker, Inc.	2,135	70,519
Fox Factory Hldg. Corp.*	849	63,106
Gentex Corp.	5,027	129,445
Goodyear Tire & Rubber Co.	4,855	37,238
Graham Hldgs. Co. Cl B	84	33,945
Grand Canyon Education, Inc.*	962	76,902
Grubhub, Inc.*	1,889	136,631
H&R Block, Inc.	3,969	64,655
Harley-Davidson, Inc.	3,151	77,326
Helen of Troy Ltd.*	518	100,243
Jack in the Box, Inc.	464	36,800
KB Home	1,792	68,795
Kohl’s Corp.	3,229	59,833
Lear Corp.	1,117	121,809
Lithia Motors, Inc. Cl A	459	104,624
Marriott Vacations Worldwide Corp.	840	76,280
Mattel, Inc.*	7,137	83,503
Murphy USA, Inc.*	553	70,933
Nordstrom, Inc.	2,224	26,510
Ollie’s Bargain Outlet Hldgs., Inc.*	1,159	101,239
Papa John’s International, Inc.	669	55,045
Penn National Gaming, Inc.*	2,952	214,610
Polaris, Inc.	1,181	111,416
Pool Corp.	816	272,985

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

RH*	317	121,291
Sally Beauty Hldgs., Inc.*	2,305	20,030
Scientific Games Corp.*	1,139	39,762
Service Corp. International	3,616	152,523
Six Flags Entertainment Corp.	1,542	31,303
Skechers U.S.A., Inc. Cl A*	2,823	85,311
Strategic Education, Inc.	497	45,461
Taylor Morrison Home Corp. Cl A*	2,656	65,311
Tempur Sealy International, Inc.*	983	87,674
Texas Roadhouse, Inc. Cl A	1,339	81,398
Thor Industries, Inc.	1,140	108,596
Toll Brothers, Inc.	2,332	113,475
TopBuild Corp.*	669	114,192
TRI Pointe Group, Inc.*	2,660	48,252
Urban Outfitters, Inc.*	1,401	29,155
Visteon Corp.*	568	39,317
Wendy’s Co.	3,650	81,377
Williams-Sonoma, Inc.	1,584	143,257
Wingstop, Inc.	609	83,220
WW International, Inc.*	964	18,191
Wyndham Destinations, Inc.	1,767	54,353
Wyndham Hotels & Resorts, Inc.	1,900	95,950

		5,383,009

CONSUMER STAPLES (4.0%)
BJ’s Wholesale Club Hldgs., Inc.*	2,826	117,420
Boston Beer Co., Inc. Cl A*	186	164,305
Casey’s General Stores, Inc.	748	132,882
Coty, Inc. Cl A	5,861	15,825
Darling Ingredients, Inc.*	3,350	120,700
Edgewell Personal Care Co.*	1,110	30,947
Energizer Hldgs., Inc.	1,191	46,616
Flowers Foods, Inc.	4,014	97,661
Grocery Outlet Hldg. Corp.*	1,708	67,158
Hain Celestial Group, Inc.*	1,707	58,550
Ingredion, Inc.	1,378	104,287
Lancaster Colony Corp.	398	71,162
Nu Skin Enterprises, Inc. Cl A	1,055	52,845
Pilgrim’s Pride Corp.*	1,006	15,055
Post Hldgs., Inc.*	1,287	110,682
Sanderson Farms, Inc.	405	47,778
Sprouts Farmers Market, Inc.*	2,402	50,274
Tootsie Roll Industries, Inc.	358	11,062
TreeHouse Foods, Inc.*	1,156	46,853

		1,362,062

ENERGY (1.1%)
Antero Midstream Corp.	5,826	31,286
ChampionX Corp.*	3,830	30,602
Cimarex Energy Co.	2,064	50,217
CNX Resources Corp.*	4,603	43,452
EQT Corp.	5,157	66,680
Equitrans Midstream Corp.	8,247	69,770
Murphy Oil Corp.	2,939	26,216
World Fuel Svcs. Corp.	1,306	27,674
WPX Energy, Inc.*	8,315	40,743

		386,640

FINANCIALS (14.4%)
Affiliated Managers Group, Inc.	956	65,371
Alleghany Corp.	293	152,492
American Financial Group, Inc.	1,456	97,523

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Associated Banc-Corp.	3,146	39,703
BancorpSouth Bank	1,987	38,508
Bank of Hawaii Corp.	819	41,376
Bank OZK	2,486	53,002
Brighthouse Financial, Inc.*	1,877	50,510
Brown & Brown, Inc.	4,806	217,568
Cathay General Bancorp	1,535	33,279
CIT Group, Inc.	2,031	35,969
CNO Financial Group, Inc.	2,900	46,516
Commerce Bancshares, Inc.	2,056	115,732
Cullen/Frost Bankers, Inc.	1,141	72,967
East West Bancorp, Inc.	2,898	94,881
Eaton Vance Corp.	2,337	89,157
Essent Group Ltd.	2,320	85,863
Evercore, Inc. Cl A	822	53,808
FactSet Research Systems, Inc.	769	257,523
Federated Hermes, Inc. Cl B	1,959	42,138
First American Financial Corp.	2,278	115,973
First Financial Bankshares, Inc.	2,934	81,888
First Horizon National Corp.	11,363	107,153
FirstCash, Inc.	850	48,629
FNB Corp.	6,615	44,850
Fulton Financial Corp.	3,322	30,994
Genworth Financial, Inc. Cl A*	10,418	34,900
Glacier Bancorp, Inc.	1,965	62,978
Hancock Whitney Corp.	1,771	33,313
Hanover Insurance Group, Inc.	770	71,749
Home BancShares, Inc.	3,134	47,511
Interactive Brokers Group, Inc. Cl A	1,612	77,908
International Bancshares Corp.	1,146	29,865
iShares Core S&P Mid-Cap ETF	1,729	320,401
Janus Henderson Group PLC	3,084	66,984
Jefferies Financial Group, Inc.	4,411	79,398
Kemper Corp.	1,262	84,339
LendingTree, Inc.*	161	49,409
Mercury General Corp.	544	22,505
Navient Corp.	4,023	33,994
New York Community Bancorp, Inc.	9,511	78,656
Old Republic International Corp.	5,779	85,182
PacWest Bancorp	2,404	41,060
Pinnacle Financial Partners, Inc.	1,569	55,841
Primerica, Inc.	811	91,757
Prosperity Bancshares, Inc.	1,887	97,803
Reinsurance Group of America, Inc. Cl A	1,383	131,648
RenaissanceRe Hldgs. Ltd.	1,045	177,378
RLI Corp.	817	68,407
SEI Investments Co.	2,478	125,684
Selective Insurance Group, Inc.	1,231	63,384
Signature Bank	1,097	91,040
SLM Corp.	7,635	61,767
Sterling Bancorp	3,997	42,048
Stifel Financial Corp.	1,398	70,683
Synovus Financial Corp.	3,009	63,701
TCF Financial Corp.	3,115	72,766
Texas Capital Bancshares, Inc.*	1,032	32,126
Trustmark Corp.	1,301	27,854
UMB Financial Corp.	885	43,374
Umpqua Hldgs. Corp.	4,506	47,854
United Bankshares, Inc.	2,670	57,325

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Valley National Bancorp	8,326	57,033
Washington Federal, Inc.	1,552	32,375
Webster Financial Corp.	1,850	48,859
Wintrust Financial Corp.	1,180	47,259

		4,941,491

HEALTH CARE (10.9%)
Acadia Healthcare Co., Inc.*	1,826	53,831
Amedisys, Inc.*	664	156,990
Arrowhead Pharmaceuticals, Inc.*	2,128	91,632
Avanos Medical, Inc.*	973	32,323
Bio-Techne Corp.	785	194,468
Cantel Medical Corp.	771	33,878
Charles River Laboratories International, Inc.*	1,011	228,941
Chemed Corp.	326	156,594
Emergent BioSolutions, Inc.*	914	94,444
Encompass Health Corp.	2,036	132,299
Exelixis, Inc.*	6,280	153,546
Globus Medical, Inc. Cl A*	1,543	76,409
Haemonetics Corp.*	1,041	90,827
HealthEquity, Inc.*	1,563	80,291
Hill-Rom Hldgs., Inc.	1,346	112,404
ICU Medical, Inc.*	397	72,556
Integra LifeSciences Hldgs. Corp.*	1,446	68,280
Jazz Pharmaceuticals PLC*	1,133	161,555
LHC Group, Inc.*	645	137,101
Ligand Pharmaceuticals, Inc.*	330	31,456
LivaNova PLC*	996	45,029
Masimo Corp.*	1,028	242,670
MEDNAX, Inc.*	1,770	28,816
Medpace Hldgs., Inc.*	560	62,580
Molina Healthcare, Inc.*	1,200	219,648
Nektar Therapeutics Cl A*	3,641	60,404
NuVasive, Inc.*	1,053	51,144
Patterson Cos., Inc.	1,771	42,690
Penumbra, Inc.*	685	133,150
PRA Health Sciences, Inc.*	1,305	132,379
Prestige Consumer Healthcare, Inc.*	1,018	37,076
Quidel Corp.*	772	169,361
Repligen Corp.*	999	147,392
Syneos Health, Inc. Cl A*	1,430	76,019
Tenet Healthcare Corp.*	2,157	52,868
United Therapeutics Corp.*	904	91,304

		3,752,355

INDUSTRIALS (17.4%)
Acuity Brands, Inc.	815	83,415
AECOM*	3,286	137,486
AGCO Corp.	1,257	93,357
ASGN, Inc.*	1,075	68,327
Avis Budget Group, Inc.*	1,061	27,926
Axon Enterprise, Inc.*	1,307	118,545
Brink’s Co.	1,055	43,350
Builders FirstSource, Inc.*	2,381	77,668
Carlisle Cos., Inc.	1,119	136,932
Clean Harbors, Inc.*	1,049	58,775
Colfax Corp.*	2,075	65,072
CoreLogic, Inc.	1,617	109,422
Crane Co.	1,018	51,032
Curtiss-Wright Corp.	850	79,271
Donaldson Co., Inc.	2,578	119,671

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Dycom Industries, Inc.*	650	34,333
EMCOR Group, Inc.	1,132	76,648
EnerSys	876	58,797
Fluor Corp.	2,545	22,421
FTI Consulting, Inc.*	743	78,736
GATX Corp.	718	45,773
Generac Hldgs., Inc.*	1,283	248,440
Graco, Inc.	3,412	209,326
Healthcare Svcs. Group, Inc.	1,526	32,855
Herman Miller, Inc.	1,198	36,132
Hexcel Corp.	1,733	58,142
HNI Corp.	880	27,614
Hubbell, Inc. Cl B	1,110	151,892
IAA, Inc.*	2,730	142,151
Insperity, Inc.	741	48,528
ITT, Inc.	1,768	104,400
JetBlue Airways Corp.*	5,596	63,403
KAR Auction Svcs, Inc.	2,644	38,074
Kennametal, Inc.	1,714	49,603
Kirby Corp.*	1,228	44,417
Knight-Swift Transportation Hldgs., Inc. Cl A	2,595	105,617
Landstar System, Inc.	790	99,137
Lennox International, Inc.	711	193,826
Lincoln Electric Hldgs., Inc.	1,223	112,565
ManpowerGroup, Inc.	1,181	86,603
MasTec, Inc.*	1,147	48,403
Mercury Systems, Inc.*	1,136	87,995
Middleby Corp.*	1,142	102,449
MSA Safety, Inc.	738	99,017
MSC Industrial Direct Co., Inc. Cl A	931	58,914
Nordson Corp.	1,107	212,345
nVent Electric PLC	3,464	61,278
Oshkosh Corp.	1,395	102,533
Owens Corning	2,203	151,588
Regal Beloit Corp.	840	78,851
Ryder System, Inc.	1,102	46,548
Stericycle, Inc.*	1,855	116,976
Sunrun, Inc.*	2,605	200,767
Terex Corp.	1,427	27,627
Tetra Tech, Inc.	1,105	105,528
Timken Co.	1,383	74,986
Toro Co.	2,196	184,354
Trex Co., Inc.*	2,352	168,403
Trinity Industries, Inc.	1,873	36,524
Univar Solutions, Inc.*	3,472	58,607
Valmont Industries, Inc.	438	54,391
Watsco, Inc.	672	156,502
Werner Enterprises, Inc.	1,200	50,388
Woodward, Inc.	1,197	95,952
XPO Logistics, Inc.*	1,885	159,584

		5,980,192

INFORMATION TECHNOLOGY (15.6%)
ACI Worldwide, Inc.*	2,397	62,634
Alliance Data Systems Corp.	983	41,266
Arrow Electronics, Inc.*	1,583	124,519
Avnet, Inc.	2,025	52,326
Belden, Inc.	917	28,537
Blackbaud, Inc.	1,011	56,444
Cabot Microelectronics Corp.	597	85,258

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

CACI International, Inc. Cl A*	512	109,138
CDK Global, Inc.	2,483	108,234
Ceridian HCM Hldg., Inc.*	2,685	221,915
Ciena Corp.*	3,124	123,992
Cirrus Logic, Inc.*	1,188	80,131
Cognex Corp.	3,553	231,300
Coherent, Inc.*	498	55,243
CommVault Systems, Inc.*	946	38,597
Cree, Inc.*	2,246	143,160
Enphase Energy, Inc.*	2,592	214,073
Fair Isaac Corp.*	594	252,676
First Solar, Inc.*	1,731	114,592
II-VI, Inc.*	2,139	86,758
InterDigital, Inc.	630	35,948
J2 Global, Inc.*	917	63,475
Jabil, Inc.	2,799	95,894
KBR, Inc.	2,913	65,135
Littelfuse, Inc.	498	88,315
LiveRamp Hldgs., Inc.*	1,424	73,720
Lumentum Hldgs., Inc.*	1,539	115,625
Manhattan Associates, Inc.*	1,299	124,041
MAXIMUS, Inc.	1,257	85,991
MKS Instruments, Inc.	1,125	122,884
Monolithic Power Systems, Inc.	870	243,261
National Instruments Corp.	2,690	96,033
NCR Corp.*	2,625	58,117
NetScout Systems, Inc.*	1,489	32,505
Paylocity Hldg. Corp.*	767	123,809
Perspecta, Inc.	2,799	54,440
PTC, Inc.*	2,154	178,179
Qualys, Inc.*	694	68,019
Sabre Corp.	6,378	41,521
Science Applications International Corp.	1,197	93,869
Semtech Corp.*	1,334	70,649
Silicon Laboratories, Inc.*	903	88,359
SolarEdge Technologies, Inc.*	1,029	245,262
Synaptics, Inc.*	696	55,972
SYNNEX Corp.	837	117,230
Teradata Corp.*	2,216	50,303
Trimble, Inc.*	5,159	251,243
Universal Display Corp.	874	157,967
ViaSat, Inc.*	1,326	45,601
Vishay Intertechnology, Inc.	2,720	42,350
WEX, Inc.*	896	124,517

		5,341,027

MATERIALS (5.8%)
AptarGroup, Inc.	1,313	148,632
Ashland Global Hldgs., Inc.	1,113	78,934
Avient Corp.	1,886	49,904
Cabot Corp.	1,157	41,687
Chemours Co.	3,380	70,676
Commercial Metals Co.	2,441	48,771
Compass Minerals International, Inc.	693	41,130
Domtar Corp.	1,124	29,527
Eagle Materials, Inc.	867	74,839
Greif, Inc. Cl A	541	19,590
Ingevity Corp.*	851	42,073
Louisiana-Pacific Corp.	2,317	68,375
Minerals Technologies, Inc.	699	35,719

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

NewMarket Corp.	147	50,321
O-I Glass, Inc.	3,274	34,672
Olin Corp.	2,904	35,951
Reliance Steel & Aluminum Co.	1,306	133,264
Royal Gold, Inc.	1,338	160,787
RPM International, Inc.	2,669	221,100
Scotts Miracle-Gro Co.	834	127,527
Sensient Technologies Corp.	869	50,176
Silgan Hldgs., Inc.	1,599	58,795
Sonoco Products Co.	2,062	105,306
Steel Dynamics, Inc.	4,093	117,183
United States Steel Corp.	4,561	33,478
Valvoline, Inc.	3,829	72,904
Worthington Industries, Inc.	740	30,177

		1,981,498

REAL ESTATE (9.2%)
American Campus Communities, Inc.	2,811	98,160
Brixmor Property Group, Inc.	6,062	70,865
Camden Property Trust	1,980	176,180
CoreSite Realty Corp.	866	102,950
Corporate Office Properties Trust	2,296	54,461
Cousins Properties, Inc.	3,066	87,657
CyrusOne, Inc.	2,363	165,481
Douglas Emmett, Inc.	3,360	84,336
EastGroup Properties, Inc.	806	104,240
EPR Properties	1,536	42,240
First Industrial Realty Trust, Inc.	2,606	103,719
GEO Group, Inc.	2,472	28,032
Healthcare Realty Trust, Inc.	2,785	83,884
Highwoods Properties, Inc.	2,128	71,437
Hudson Pacific Properties, Inc.	3,127	68,575
JBG SMITH Properties	2,312	61,823
Jones Lang LaSalle, Inc.	1,059	101,304
Kilroy Realty Corp.	2,146	111,506
Lamar Advertising Co. Cl A	1,768	116,989
Life Storage, Inc.	955	100,533
Macerich Co.	2,305	15,651
Medical Properties Trust, Inc.	10,811	190,598
National Retail Properties, Inc.	3,552	122,580
Omega Healthcare Investors, Inc.	4,619	138,293
Park Hotels & Resorts, Inc.	4,843	48,382
Pebblebrook Hotel Trust	2,709	33,944
Physicians Realty Trust	4,271	76,494
PotlatchDeltic Corp.	1,378	58,014
PS Business Parks, Inc.	407	49,813
Rayonier, Inc.	2,797	73,953
Rexford Industrial Realty, Inc.	2,536	116,047
Sabra Health Care REIT, Inc.	4,198	57,869
Service Properties Trust	3,375	26,831
Spirit Realty Capital, Inc.	2,108	71,145
STORE Capital Corp.	4,657	127,741
Taubman Centers, Inc.	1,265	42,112
Urban Edge Properties	2,259	21,957
Weingarten Realty Investors	2,475	41,976

		3,147,772

UTILITIES (3.7%)
ALLETE, Inc.	1,060	54,844
Black Hills Corp.	1,291	69,056
Essential Utilities, Inc.	4,543	182,856

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Hawaiian Electric Industries, Inc.	2,230	74,125
IDACORP, Inc.	1,037	82,856
MDU Resources Group, Inc.	4,107	92,407
National Fuel Gas Co.	1,854	75,254
New Jersey Resources Corp.	1,971	53,256
NorthWestern Corp.	1,036	50,391
OGE Energy Corp.	4,097	122,869
ONE Gas, Inc.	1,081	74,600
PNM Resources, Inc.	1,635	67,575
Southwest Gas Hldgs., Inc.	1,138	71,808
Spire, Inc.	1,059	56,339
UGI Corp.	4,256	140,363

		1,268,599

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $31,633,813) 99.5%		34,141,315

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.0%) (3)
U.S. Treasury Bill (1)	A-1+	0.12	10/08/20	20,000	20,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $20,000) 0.0% (3)					20,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit		0.01	10/01/20	179,184	179,184

TOTAL TEMPORARY CASH INVESTMENT (Cost: $179,184) 0.5%					179,184

TOTAL INVESTMENTS (Cost: $31,832,997) 100.0%					34,340,499

OTHER NET ASSETS -0.0% (3)					(17,084)

NET ASSETS 100.0%					$34,323,415

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.8%)
ORBCOMM, Inc. *	16,249	55,247
TEGNA, Inc.	13,562	159,353

		214,600

CONSUMER DISCRETIONARY (11.1%)
Bloomin’ Brands, Inc.	11,544	176,277
Capri Hldgs. Ltd. *	3,475	62,550
Extended Stay America, Inc.	9,752	116,537
Haverty Furniture Cos., Inc.	5,657	118,458
Johnson Outdoors, Inc. Cl A	1,110	90,898
Marriott Vacations Worldwide Corp.	2,688	244,097
Meritage Homes Corp. *	1,254	138,429
Sonic Automotive, Inc. Cl A	6,044	242,727
Williams-Sonoma, Inc.	1,210	109,432

		1,299,405

CONSUMER STAPLES (2.5%)
Crimson Wine Group Ltd. *	21,698	107,405
TreeHouse Foods, Inc. *	4,693	190,207

		297,612

ENERGY (1.8%)
Devon Energy Corp.	12,700	120,142
Matrix Svc. Co. *	114	952
PBF Energy, Inc. Cl A	15,439	87,848

		208,942

FINANCIALS (24.3%)
American Equity Investment Life Hldg. Co.	4,828	106,168
Argo Group International Hldgs. Ltd.	2,456	84,560
BancFirst Corp.	4,278	174,713
Bank of Marin Bancorp	2,182	63,191
Banner Corp.	4,488	144,783
Brookline Bancorp, Inc.	10,228	88,421
Bryn Mawr Bank Corp.	3,368	83,762
Dime Community Bancshares, Inc.	5,161	58,371
Ellington Financial, Inc.	13,492	165,412
Enterprise Financial Svcs. Corp.	4,379	119,415
Essent Group Ltd.	4,435	164,139
First Interstate BancSystem, Inc. Cl A	6,638	211,420
Great Southern Bancorp, Inc.	1,917	69,434
Green Dot Corp. Cl A *	2,080	105,269
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,581	66,829
Heritage Commerce Corp.	5,010	33,341
Investors Bancorp, Inc.	9,575	69,514
Marlin Business Svcs. Corp.	3,492	24,619
Moelis & Co. Cl A	2,797	98,287
Northfield Bancorp, Inc.	5,065	46,193
Peoples Bancorp, Inc.	1,950	37,225
Safety Insurance Group, Inc.	655	45,254
Selective Insurance Group, Inc.	3,893	200,451
Stifel Financial Corp.	1,586	80,188
Stock Yards Bancorp, Inc.	9,121	310,479
TriCo Bancshares	3,651	89,413
UMB Financial Corp.	2,468	120,957

		2,861,808

HEALTH CARE (6.2%)
NanoString Technologies, Inc. *	1,311	58,602
Novavax, Inc. *	555	60,134
Pacific Biosciences of California, Inc. *	12,155	119,970
Prestige Consumer Healthcare, Inc. *	1,425	51,899
SeaSpine Hldgs. Corp. *	5,293	75,690

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Sientra, Inc. *	14,861	50,527
Supernus Pharmaceuticals, Inc. *	6,723	140,107
Syneos Health, Inc. Cl A *	1,197	63,633
Vericel Corp. *	6,121	113,422

		733,984

INDUSTRIALS (20.4%)
Arcosa, Inc.	3,770	166,219
Builders FirstSource, Inc. *	3,725	121,510
Deluxe Corp.	5,270	135,597
EMCOR Group, Inc.	382	25,865
Encore Wire Corp.	3,930	182,431
EnPro Industries, Inc.	2,751	155,184
ICF International, Inc.	1,021	62,822
Kratos Defense & Security Solutions, Inc. *	5,068	97,711
Miller Industries, Inc.	10,753	328,719
Mueller Industries, Inc.	11,443	309,648
Rexnord Corp.	4,931	147,141
SPX FLOW, Inc. *	3,949	169,096
UFP Industries, Inc.	3,019	170,604
VSE Corp.	6,282	192,480
Werner Enterprises, Inc.	3,075	129,119
WESCO International, Inc. Preferred	275	7,700

		2,401,846

INFORMATION TECHNOLOGY (10.3%)
Cardtronics PLC Cl A *	2,776	54,965
Cirrus Logic, Inc. *	527	35,546
Cloudera, Inc. *	7,734	84,223
Cohu, Inc.	3,981	68,393
EchoStar Corp. Cl A *	922	22,948
Everspin Technologies, Inc. *	3,864	21,909
II-VI, Inc. *	2,409	97,709
ManTech International Corp. Cl A	1,515	104,353
MKS Instruments, Inc.	607	66,303
Perficient, Inc. *	1,471	62,870
Perspecta, Inc.	3,313	64,438
Plexus Corp. *	960	67,805
Richardson Electronics Ltd. *	19,699	82,145
Sequans Communications S.A. *	7,614	45,456
SYNNEX Corp.	1,710	239,503
ViaSat, Inc. *	766	26,343
Xperi Hldg. Corp.	5,551	63,781

		1,208,690

MATERIALS (3.6%)
Avient Corp.	2,397	63,425
Berry Global Group, Inc. *	558	26,962
Boise Cascade Co.	1,928	76,966
Coeur Mining, Inc. *	3,991	29,453
Ferro Corp. *	9,767	121,111
Stepan Co.	955	104,095

		422,012

REAL ESTATE (9.8%)
Alexander’s, Inc.	213	52,232
Cousins Properties, Inc.	4,560	130,370
CTO Realty Growth, Inc.	1,000	44,100
Easterly Government Properties, Inc.	6,693	149,990
Equity Commonwealth	3,165	84,284
Highwoods Properties, Inc.	3,836	128,775
Industrial Logistics Properties Trust	5,461	119,432
JBG SMITH Properties	3,297	88,162
Medical Properties Trust, Inc.	8,663	152,729
PotlatchDeltic Corp.	3,053	128,531

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Sabra Health Care REIT, Inc.	5,561	76,658

		1,155,263

UTILITIES (6.2%)
Avista Corp.	3,956	134,979
Black Hills Corp.	2,174	116,287
IDACORP, Inc.	731	58,407
Northwest Natural Hldg. Co.	1,159	52,607
NorthWestern Corp.	1,888	91,833
PNM Resources, Inc.	2,622	108,367
Portland General Electric Co.	2,504	88,892
Spire, Inc.	1,415	75,278

		726,650

TOTAL COMMON STOCKS (Cost: $11,782,896) 98.0%		11,530,812

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.8%)
Citibank, New York Time Deposit	0.01	10/01/20	211,288	211,288

TOTAL TEMPORARY CASH INVESTMENT (Cost: $211,288) 1.8%				211,288

TOTAL INVESTMENTS (Cost: $11,994,184) 99.8%				11,742,100

OTHER NET ASSETS 0.2%				18,439

NET ASSETS 100.0%				$11,760,539

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.8%)
Cardlytics, Inc.*	1,056	74,522
Cogent Communications Hldgs., Inc.	921	55,306
Gray Television, Inc.*	3,436	47,314
World Wrestling Entertainment, Inc. Cl A	588	23,796
Zynga, Inc. Cl A*	5,670	51,711

		252,649

CONSUMER DISCRETIONARY (13.8%)
Bloomin’ Brands, Inc.	9,288	141,828
Caesars Entertainment, Inc.*	3,661	205,236
Chegg, Inc.*	843	60,224
Deckers Outdoor Corp.*	537	118,145
Extended Stay America, Inc.	8,455	101,037
Five Below, Inc.*	1,650	209,550
Fox Factory Hldg. Corp.*	1,073	79,756
Lithia Motors, Inc. Cl A	1,020	232,499
Marriott Vacations Worldwide Corp.	725	65,837
Skyline Champion Corp.*	5,281	141,372
Sonos, Inc.*	9,001	136,635
Stamps.com, Inc.*	368	88,670
Steven Madden Ltd.	4,220	82,290
Tempur Sealy International, Inc.*	820	73,136
Thor Industries, Inc.	811	77,256
Williams-Sonoma, Inc.	1,381	124,898

		1,938,369

CONSUMER STAPLES (2.3%)
BJ’s Wholesale Club Hldgs., Inc.*	2,624	109,027
Freshpet, Inc.*	1,315	146,820
WD-40 Co.	337	63,797

		319,644

ENERGY (0.1%)
PBF Energy, Inc. Cl A	2,399	13,650

FINANCIALS (4.8%)
Essent Group Ltd.	1,871	69,246
First Financial Bankshares, Inc.	3,702	103,323
Houlihan Lokey, Inc. Cl A	1,509	89,106
iShares Micro-Cap ETF	690	62,424
Moelis & Co. Cl A	2,736	96,143
Primerica, Inc.	755	85,421
RLI Corp.	1,120	93,777
Starwood Property Trust, Inc.	4,686	70,712

		670,152

HEALTH CARE (32.7%)
1Life Healthcare, Inc.*	2,446	69,369
ACADIA Pharmaceuticals, Inc.*	1,437	59,276
Acceleron Pharma, Inc.*	599	67,405
Alder Biopharmaceuticals, Inc. - contingent value rights*	1,642	1,445	††
Amicus Therapeutics, Inc.*	5,105	72,083
Arrowhead Pharmaceuticals, Inc.*	2,027	87,283
Biohaven Pharmaceutical Hldg. Co. Ltd.*	1,110	72,161
Blueprint Medicines Corp.*	1,209	112,074
CareDx, Inc.*	1,672	63,436
ChemoCentryx, Inc.*	1,143	62,636
Coherus Biosciences, Inc.*	1,744	31,985
CRISPR Therapeutics AG*	767	64,152
Emergent BioSolutions, Inc.*	1,558	160,988

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Esperion Therapeutics, Inc.*	2,055	76,384
Fate Therapeutics, Inc.*	1,616	64,591
FibroGen, Inc.*	1,493	61,392
Globus Medical, Inc. Cl A*	1,457	72,151
HealthEquity, Inc.*	2,022	103,870
Horizon Therapeutics PLC*	872	67,737
Inmode Ltd.*	1,489	53,872
Insmed, Inc.*	2,129	68,426
Inspire Medical Systems, Inc.*	651	84,012
Intersect ENT, Inc.*	3,255	53,089
Invitae Corp.*	3,625	157,144
iRhythm Technologies, Inc.*	722	171,915
Karyopharm Therapeutics, Inc.*	3,453	50,414
Kodiak Sciences, Inc.*	1,044	61,815
Krystal Biotech, Inc.*	717	30,867
LHC Group, Inc.*	923	196,193
Madrigal Pharmaceuticals, Inc.*	433	51,410
Medpace Hldgs., Inc.*	636	71,073
Mirati Therapeutics, Inc.*	493	81,863
Momenta Pharmaceuticals, Inc.*	1,952	102,441
MyoKardia, Inc.*	932	127,060
NanoString Technologies, Inc.*	1,267	56,635
NantKwest, Inc.*	3,030	21,013
Natera, Inc.*	1,605	115,945
Neogen Corp.*	1,144	89,518
NeoGenomics, Inc.*	2,608	96,209
Nevro Corp.*	481	67,003
Omnicell, Inc.*	1,335	99,671
Orchard Therapeutics PLC*	4,083	16,781
OrthoPediatrics Corp.*	1,143	52,487
Quidel Corp.*	214	46,947
Repligen Corp.*	730	107,704
Sage Therapeutics, Inc.*	680	41,562
Schrodinger, Inc.*	838	39,813
Sientra, Inc.*	16,597	56,430
Silk Road Medical, Inc.*	1,210	81,324
Simulations Plus, Inc.	1,757	132,408
Sorrento Therapeutics, Inc.*	4,742	52,873
STAAR Surgical Co.*	1,705	96,435
Supernus Pharmaceuticals, Inc.*	3,003	62,583
Tabula Rasa HealthCare, Inc.*	915	37,305
Tactile Systems Technology, Inc.*	1,306	47,787
Tandem Diabetes Care, Inc.*	893	101,355
Theravance Biopharma, Inc.*	2,156	31,876
Ultragenyx Pharmaceutical, Inc.*	1,092	89,751
Vericel Corp.*	3,836	71,081
Wright Medical Group NV*	2,021	61,721
Xencor, Inc.*	1,772	68,736
Zynex, Inc.*	1,646	28,723

		4,603,688

INDUSTRIALS (13.1%)
Axon Enterprise, Inc.*	751	68,116
Ducommun, Inc.*	1,430	47,076
EMCOR Group, Inc.	1,155	78,205
ESCO Technologies, Inc.	1,520	122,451
Exponent, Inc.	1,435	103,363
Federal Signal Corp.	3,319	97,081
Franklin Electric Co., Inc.	1,672	98,364
Generac Hldgs., Inc.*	629	121,800

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Gorman-Rupp Co.	3,066	90,324
Heidrick & Struggles International, Inc.	1,972	38,750
IAA, Inc.*	1,457	75,866
ICF International, Inc.	1,118	68,790
Saia, Inc.*	917	115,670
Simpson Manufacturing Co., Inc.	1,924	186,936
Sunrun, Inc.*	1,683	129,709
Tetra Tech, Inc.	1,088	103,904
Trex Co., Inc.*	2,104	150,646
Upwork, Inc.*	3,787	66,045
Woodward, Inc.	952	76,312

		1,839,408

INFORMATION TECHNOLOGY (22.8%)
Akoustis Technologies, Inc.*	6,442	52,567
Altair Engineering, Inc. Cl A*	1,770	74,305
Blackline, Inc.*	1,407	126,109
Cabot Microelectronics Corp.	638	91,113
Cardtronics PLC Cl A*	2,015	39,897
Cloudera, Inc.*	6,924	75,402
Cohu, Inc.	2,757	47,365
Domo, Inc. Cl B*	1,415	54,237
Enphase Energy, Inc.*	948	78,295
Everspin Technologies, Inc.*	5,922	33,578
Five9, Inc.*	2,185	283,351
Globant S.A.*	570	102,155
II-VI, Inc.*	3,366	136,525
Lattice Semiconductor Corp.*	3,238	93,773
LivePerson, Inc.*	2,864	148,899
Lumentum Hldgs., Inc.*	1,592	119,607
MAXIMUS, Inc.	1,179	80,655
MaxLinear, Inc. Cl A*	4,374	101,652
New Relic, Inc.*	978	55,120
Novanta, Inc.*	1,091	114,926
Perficient, Inc.*	4,182	178,739
Ping Identity Hldg. Corp.*	2,572	80,272
Pure Storage, Inc. Cl A*	4,805	73,949
Q2 Hldgs., Inc.*	1,118	102,029
Rapid7, Inc.*	3,741	229,099
Sailpoint Technologies Hldgs., Inc.*	7,490	296,379
Silicon Laboratories, Inc.*	1,048	102,547
SiTime Corp.*	1,371	115,205
ViaSat, Inc.*	1,161	39,927
Virtusa Corp.*	1,720	84,555

		3,212,232

MATERIALS (2.2%)
Coeur Mining, Inc.*	11,841	87,387
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Innospec, Inc.	1,222	77,377
Quaker Chemical Corp.	341	61,281
Valvoline, Inc.	4,226	80,463

		306,508

REAL ESTATE (3.5%)
Easterly Government Properties, Inc.	5,787	129,687
EastGroup Properties, Inc.	728	94,152
Physicians Realty Trust	3,479	62,309
QTS Realty Trust, Inc. Cl A	1,349	85,014
Redfin Corp.*	2,462	122,928

		494,090

UTILITIES (0.8%)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Chesapeake Utilities Corp.	1,354	114,142

TOTAL COMMON STOCKS (Cost: $11,269,881) 97.9%		13,764,532

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.0%)
Citibank, New York Time Deposit	0.01	10/01/20	279,472	279,472

TOTAL TEMPORARY CASH INVESTMENT (Cost: $279,472) 2.0%				279,472

TOTAL INVESTMENTS (Cost: $11,549,354) 99.9%				14,044,004

OTHER NET ASSETS 0.1%				15,496

NET ASSETS 100.0%				$14,059,500

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (99.4%)
iShares Core MSCI EAFE ETF	54,819	3,304,489
iShares Core MSCI Emerging Markets ETF	8,850	467,280
iShares MSCI EAFE ETF	25,198	1,603,853
iShares MSCI EAFE Growth ETF	8,372	752,475
iShares MSCI EAFE Value ETF	17,341	699,709
Vanguard FTSE Developed Markets ETF	19,821	810,679
Vanguard FTSE Europe ETF	5,918	310,281
Vanguard FTSE Pacific ETF	6,546	445,456

		8,394,222

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $8,211,071) 99.4%		8,394,222

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.6%)
Citibank, New York Time Deposit	0.01	10/01/20	51,710	51,710

TOTAL TEMPORARY CASH INVESTMENT (Cost: $51,710) 0.6%				51,710

TOTAL INVESTMENTS (Cost: $8,262,781) 100.0%				8,445,932

OTHER NET ASSETS -0.0% (3)				(1,167)

NET ASSETS 100.0%				$8,444,765

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (61.2%)
U.S. Treasury Bond	AA+	1.13	05/15/40	625,000	615,137
U.S. Treasury Bond	AA+	2.25	08/15/46	100,000	118,090
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	261,141
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	401,660
U.S. Treasury Note	AA+	0.25	06/30/25	5,000,000	4,996,875
U.S. Treasury Note	AA+	0.50	06/30/27	5,000,000	5,017,578
U.S. Treasury Note	AA+	0.63	05/15/30	11,425,000	11,383,941
U.S. Treasury Note	AA+	1.50	02/15/30	300,000	323,578
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	96,244
U.S. Treasury Note	AA+	1.63	08/15/29	750,000	816,328
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	658,500
U.S. Treasury Note	AA+	2.25	02/15/27	400,000	446,484
U.S. Treasury Note	AA+	2.25	08/15/27	1,200,000	1,345,828
U.S. Treasury Note	AA+	2.25	11/15/27	500,000	562,070
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,747,020
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	2,301,172
U.S. Treasury Note	AA+	2.63	02/15/29	700,000	817,469
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	949,272
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	1,029,453

					33,887,840

U.S. GOVERNMENT AGENCIES (29.9%)
MORTGAGE-BACKED OBLIGATIONS (29.9%)
FHLMC	AA+	2.50	09/01/27	26,907	28,168
FHLMC	AA+	2.50	06/01/35	1,917,872	2,003,766
FHLMC	AA+	2.50	06/01/50	99,409	104,345
FHLMC	AA+	3.00	06/01/27	15,775	16,581
FHLMC	AA+	3.00	08/01/27	13,559	14,236
FHLMC	AA+	3.00	02/01/32	27,809	29,825
FHLMC	AA+	3.00	07/01/35	1,482,682	1,558,653
FHLMC	AA+	3.00	11/01/42	29,831	32,208
FHLMC	AA+	3.00	04/01/43	32,781	35,323
FHLMC	AA+	3.00	11/01/49	95,661	100,205
FHLMC	AA+	3.00	11/01/49	88,290	92,993
FHLMC	AA+	3.50	05/01/42	46,544	50,472
FHLMC	AA+	3.50	01/01/43	30,318	32,902
FHLMC	AA+	3.50	04/01/43	55,940	60,652
FHLMC	AA+	3.50	11/01/43	47,601	51,560
FHLMC	AA+	3.50	07/01/45	53,154	58,761
FHLMC	AA+	3.50	08/01/47	35,201	37,400
FHLMC	AA+	4.00	02/01/25	2,099	2,227
FHLMC	AA+	4.00	11/01/33	45,753	48,547
FHLMC	AA+	4.00	01/01/38	110,717	124,537
FHLMC	AA+	4.00	06/15/38	100,000	104,373
FHLMC	AA+	4.00	03/01/41	15,623	17,147
FHLMC	AA+	4.00	07/01/41	21,100	23,625
FHLMC	AA+	4.00	11/01/42	22,587	24,967
FHLMC	AA+	4.00	01/01/44	63,196	69,826
FHLMC	AA+	4.00	10/01/44	34,991	38,460
FHLMC	AA+	4.00	06/01/45	47,760	52,828
FHLMC	AA+	4.00	05/01/47	41,894	44,919
FHLMC	AA+	4.50	03/01/34	7,271	8,004
FHLMC	AA+	4.50	08/01/34	3,154	3,478
FHLMC	AA+	4.50	02/01/44	22,543	25,048
FHLMC	AA+	5.00	02/01/26	1,215	1,328
FHLMC	AA+	5.50	03/01/21	29	29
FHLMC	AA+	5.50	07/01/32	2,723	3,090
FHLMC	AA+	5.50	05/01/33	1,520	1,689
FHLMC	AA+	5.50	06/01/37	15,348	17,844
FHLMC	AA+	6.00	07/15/29	1,987	2,237

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FHLMC	AA+	6.00	03/15/32	2,424	2,815
FHLMC ARM	AA+	3.56	05/01/37	1,842	1,854
FHLMC ARM	AA+	3.67	04/01/37	984	1,038
FHLMC ARM	AA+	3.76	02/01/36	4,468	4,503
FHLMC ARM	AA+	3.76	03/01/37	495	501
FHLMC ARM	AA+	3.86	04/01/37	523	527
FHLMC Strip	AA+	3.00	01/15/43	33,561	35,547
FNMA	AA+	2.00	03/01/35	298,358	310,657
FNMA	AA+	2.00	04/01/35	486,397	505,694
FNMA	AA+	2.00	08/01/40	989,492	1,023,471
FNMA	AA+	2.00	10/01/50	50,000	51,749
FNMA	AA+	2.50	02/01/33	62,826	65,946
FNMA	AA+	2.50	05/01/35	171,524	179,207
FNMA	AA+	2.50	06/01/35	197,100	205,923
FNMA	AA+	2.50	07/01/35	1,469,640	1,535,545
FNMA	AA+	2.50	07/01/35	1,468,810	1,534,765
FNMA	AA+	2.50	03/01/50	95,261	99,991
FNMA	AA+	2.68	12/01/26	75,000	80,594
FNMA	AA+	2.92	07/01/27	70,652	76,703
FNMA	AA+	3.00	05/25/31	94,354	99,061
FNMA	AA+	3.00	06/01/33	338,783	357,902
FNMA	AA+	3.00	09/01/33	186,556	197,963
FNMA	AA+	3.00	03/01/36	42,888	45,118
FNMA	AA+	3.00	04/25/42	39,977	41,519
FNMA	AA+	3.00	12/01/42	35,157	36,357
FNMA	AA+	3.00	02/01/43	26,555	28,210
FNMA	AA+	3.00	03/01/43	21,616	23,545
FNMA	AA+	3.00	04/01/43	33,325	34,462
FNMA	AA+	3.00	09/01/43	69,717	74,954
FNMA	AA+	3.00	09/01/46	113,506	119,652
FNMA	AA+	3.00	12/01/47	38,801	40,663
FNMA	AA+	3.00	03/01/48	64,121	67,369
FNMA	AA+	3.00	03/01/50	158,887	169,099
FNMA	AA+	3.50	03/25/28	41,429	44,005
FNMA	AA+	3.50	03/01/32	26,798	28,951
FNMA	AA+	3.50	09/01/32	37,173	40,169
FNMA	AA+	3.50	08/01/38	31,915	34,488
FNMA	AA+	3.50	10/01/41	26,681	28,390
FNMA	AA+	3.50	12/01/41	28,396	30,159
FNMA	AA+	3.50	04/01/42	35,371	37,737
FNMA	AA+	3.50	08/01/42	24,286	26,226
FNMA	AA+	3.50	11/25/42	3,935	3,946
FNMA	AA+	3.50	12/01/42	74,675	81,017
FNMA	AA+	3.50	08/01/43	66,981	71,612
FNMA	AA+	3.50	08/01/43	70,880	77,001
FNMA	AA+	3.50	01/01/44	8,724	9,079
FNMA	AA+	3.50	08/25/44	15,804	15,990
FNMA	AA+	3.50	04/01/45	104,711	115,469
FNMA	AA+	3.50	04/01/45	74,405	81,234
FNMA	AA+	3.50	10/01/45	104,067	114,754
FNMA	AA+	3.50	02/01/47	29,548	31,556
FNMA	AA+	3.50	08/01/48	29,363	31,004
FNMA	AA+	3.50	07/01/49	53,420	56,288
FNMA	AA+	3.50	08/01/49	67,342	70,928
FNMA	AA+	3.50	02/01/50	48,480	52,131
FNMA	AA+	3.50	03/01/50	94,992	101,511
FNMA	AA+	3.53	01/01/26	100,000	110,147
FNMA	AA+	4.00	07/25/26	52,709	55,175
FNMA	AA+	4.00	01/01/31	38,175	41,053
FNMA	AA+	4.00	11/01/40	16,219	17,644
FNMA	AA+	4.00	01/01/41	57,256	63,130
FNMA	AA+	4.00	05/01/41	11,520	12,142

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FNMA	AA+	4.00	11/01/45	34,212	37,409
FNMA	AA+	4.00	02/01/47	315,803	345,597
FNMA	AA+	4.00	05/01/48	91,149	97,263
FNMA	AA+	4.00	03/01/49	85,045	90,672
FNMA	AA+	4.00	03/01/50	275,831	297,547
FNMA	AA+	4.00	07/01/56	170,095	191,208
FNMA	AA+	4.50	05/01/30	5,936	6,545
FNMA	AA+	4.50	04/01/31	7,837	8,643
FNMA	AA+	4.50	08/01/33	2,860	3,146
FNMA	AA+	4.50	08/01/33	3,690	4,064
FNMA	AA+	4.50	09/01/33	7,673	8,441
FNMA	AA+	4.50	05/01/34	3,001	3,298
FNMA	AA+	4.50	06/01/34	4,505	4,935
FNMA	AA+	4.50	08/01/35	4,978	5,481
FNMA	AA+	4.50	12/01/35	3,991	4,416
FNMA	AA+	4.50	05/01/39	11,413	12,821
FNMA	AA+	4.50	05/01/39	7,741	8,698
FNMA	AA+	4.50	05/01/40	16,474	18,039
FNMA	AA+	4.50	10/01/40	103,930	116,876
FNMA	AA+	4.50	11/01/47	63,773	70,653
FNMA	AA+	4.50	11/01/47	24,082	26,176
FNMA	AA+	5.00	06/01/33	5,585	6,394
FNMA	AA+	5.00	09/01/33	4,553	5,233
FNMA	AA+	5.00	10/01/33	7,063	8,123
FNMA	AA+	5.00	11/01/33	8,994	10,338
FNMA	AA+	5.00	03/01/34	1,346	1,547
FNMA	AA+	5.00	04/01/34	2,453	2,807
FNMA	AA+	5.00	04/01/34	1,192	1,369
FNMA	AA+	5.00	04/01/35	3,657	4,202
FNMA	AA+	5.00	06/01/35	1,521	1,723
FNMA	AA+	5.00	09/01/35	2,851	3,277
FNMA	AA+	5.00	11/25/35	8,217	9,459
FNMA	AA+	5.00	10/01/36	3,127	3,597
FNMA	AA+	5.00	05/01/39	9,278	10,334
FNMA	AA+	5.00	06/01/40	6,406	7,377
FNMA	AA+	5.50	08/01/25	2,022	2,262
FNMA	AA+	5.50	01/01/27	1,063	1,180
FNMA	AA+	5.50	09/01/33	2,365	2,707
FNMA	AA+	5.50	10/01/33	7,591	8,864
FNMA	AA+	5.50	03/01/34	427	474
FNMA	AA+	5.50	03/01/34	2,141	2,520
FNMA	AA+	5.50	07/01/34	2,621	3,007
FNMA	AA+	5.50	09/01/34	6,194	6,946
FNMA	AA+	5.50	09/01/34	1,137	1,313
FNMA	AA+	5.50	09/01/34	7,175	8,423
FNMA	AA+	5.50	10/01/34	1,670	1,963
FNMA	AA+	5.50	02/01/35	2,821	3,317
FNMA	AA+	5.50	02/01/35	2,650	3,115
FNMA	AA+	5.50	04/01/35	2,978	3,474
FNMA	AA+	5.50	08/01/35	3,317	3,766
FNMA	AA+	5.50	11/01/35	4,355	4,994
FNMA	AA+	5.50	06/01/37	3,643	4,226
FNMA	AA+	5.50	11/01/38	372	407
FNMA	AA+	5.50	06/01/48	1,252	1,439
FNMA	AA+	6.00	04/01/23	959	1,068
FNMA	AA+	6.00	01/01/25	3,915	4,363
FNMA	AA+	6.00	03/01/28	2,457	2,742
FNMA	AA+	6.00	04/01/32	56	62
FNMA	AA+	6.00	05/01/32	530	622
FNMA	AA+	6.00	05/01/33	6,048	6,755
FNMA	AA+	6.00	09/01/34	3,386	3,795
FNMA	AA+	6.00	10/01/34	5,576	6,236

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

FNMA	AA+	6.00	12/01/36	3,006	3,541
FNMA	AA+	6.00	01/01/37	2,463	2,882
FNMA	AA+	6.00	05/01/37	473	529
FNMA	AA+	6.00	07/01/37	1,756	2,059
FNMA	AA+	6.00	08/01/37	1,708	2,000
FNMA	AA+	6.00	12/01/37	719	843
FNMA	AA+	6.00	10/25/44	9,542	11,403
FNMA	AA+	6.00	02/25/47	8,457	10,128
FNMA	AA+	6.00	12/25/49	4,672	5,416
FNMA	AA+	6.50	05/01/32	269	301
FNMA	AA+	6.50	05/01/32	1,361	1,552
FNMA	AA+	6.50	07/01/34	1,973	2,286
FNMA	AA+	6.50	09/01/34	425	476
FNMA	AA+	6.50	09/01/36	590	663
FNMA	AA+	6.50	05/01/37	2,377	2,551
FNMA	AA+	6.50	05/01/38	184	206
FNMA	AA+	7.00	04/01/32	557	637
FNMA	AA+	7.00	01/25/44	9,618	11,132
FNMA	AA+	7.50	06/01/31	174	205
FNMA	AA+	7.50	02/01/32	674	799
FNMA	AA+	7.50	06/01/32	117	144
FNMA	AA+	8.00	04/01/32	93	99
FNMA Strip	AA+	3.00	08/25/42	28,579	30,101
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	52,653	54,316
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	57,196	61,372
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	46,901	50,833
GNMA(2)	AA+	2.00	04/20/32	398,684	413,708
GNMA(2)	AA+	2.00	06/20/35	492,078	507,875
GNMA(2)	AA+	3.00	07/15/46	84,731	91,123
GNMA(2)	AA+	3.00	02/20/47	40,805	43,027
GNMA(2)	AA+	3.50	05/20/31	42,600	46,230
GNMA(2)	AA+	4.00	08/15/41	23,782	26,125
GNMA(2)	AA+	4.00	11/15/41	10,475	11,788
GNMA(2)	AA+	4.00	01/15/42	34,955	38,051
GNMA(2)	AA+	4.50	04/20/31	11,465	12,415
GNMA(2)	AA+	4.50	10/15/40	19,796	22,600
GNMA(2)	AA+	4.50	06/20/41	7,724	8,293
GNMA(2)	AA+	4.50	10/20/43	25,102	27,419
GNMA(2)	AA+	5.00	06/20/39	17,522	19,868
GNMA(2)	AA+	5.00	11/15/39	8,720	9,982
GNMA(2)	AA+	5.00	06/20/40	3,690	4,034
GNMA(2)	AA+	5.50	01/15/36	6,070	6,713
GNMA(2)	AA+	6.50	04/15/31	90	100
GNMA(2)	AA+	6.50	10/15/31	337	399
GNMA2)	AA+	6.50	12/15/31	92	104
GNMA(2)	AA+	6.50	05/15/32	231	255
GNMA(2)	AA+	7.00	05/15/31	331	394
GNMA(2)	AA+	7.00	05/15/32	41	43
GNMA(2)	AA+	7.00	10/20/38	206	226
Vendee Mortgage Trust(2)	AA+	5.25	01/15/32	7,562	7,866

					16,540,953

CORPORATE DEBT (8.5%)
COMMUNICATION SERVICES (0.3%)
AT&T, Inc.	BBB	3.00	06/30/22	75,000	77,971
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,473
ViacomCBS, Inc.	BBB	3.25	03/15/23	50,000	51,697

					140,141

CONSUMER DISCRETIONARY (1.8%)
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	121,712
Brinker International, Inc.	B-	3.88	05/15/23	10,000	9,850
Dollar General Corp.	BBB	3.25	04/15/23	85,000	90,192
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	86,176

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Harman International Industries, Inc.	A-	4.15	05/15/25	75,000	83,766
Hyatt Hotels Corp.	BBB-	5.38	08/15/21	65,000	66,642
Kohl’s Corp.	BBB-	3.25	02/01/23	30,000	29,995
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	75,000	77,658
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	80,000	90,667
NVR, Inc.	BBB+	3.95	09/15/22	85,000	89,795
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	79,026
Tupperware Brands Corp.	D	4.75	06/01/21	100,000	95,000
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	83,300

					1,003,779

CONSUMER STAPLES (0.5%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	52,376
Kroger Co.	BBB	2.95	11/01/21	30,000	30,770
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	95,000	98,765
Sysco Corp.	BBB-	2.60	06/12/22	55,000	56,838
Sysco Corp.	BBB-	3.75	10/01/25	50,000	54,992

					293,741

ENERGY (0.3%)
Energen Corp.	BBB-	4.63	09/01/21	85,000	85,805
EQT Corp.	BB-	4.88	11/15/21	20,000	20,207
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	66,129
Valaris PLC	NR	4.88	06/01/22	85,000	7,438

					179,579

FINANCIALS (1.7%)
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	83,283
Block Financial LLC	BBB	5.25	10/01/25	50,000	55,983
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,023
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	87,946
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	53,827
Genworth Hldgs., Inc.	B-	7.20	02/15/21	50,000	50,250
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	26,722
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	76,882
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	53,366
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,933
Reinsurance Group of America, Inc.	A	5.00	06/01/21	75,000	77,254
Signet UK Finance PLC	B+	4.70	06/15/24	50,000	42,875
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	56,176
Synchrony Financial	BBB-	3.70	08/04/26	50,000	53,283
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	19,995
Unum Group	BBB	4.00	03/15/24	75,000	81,277
Voya Financial, Inc.	BBB+	3.65	06/15/26	75,000	84,980

					957,055

HEALTH CARE (0.5%)
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	85,796
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	85,000	89,364
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	45,000	51,270
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,857

					252,287

INDUSTRIALS (0.5%)
Deere & Co.	A	2.75	04/15/25	95,000	103,520
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	67,815
General Dynamics Corp.	A	3.25	04/01/25	45,000	49,812
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	78,072

					299,219

INFORMATION TECHNOLOGY (0.8%)
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	114,645
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	90,804
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	87,503
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	91,127
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	25,389
Intel Corp.	A+	3.40	03/25/25	50,000	56,010

					465,478

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

MATERIALS (1.0%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	87,975
Domtar Corp.	BBB-	4.40	04/01/22	85,000	87,373
Eastman Chemical Co.	BBB-	4.50	01/15/21	50,000	50,071
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	86,464
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,579
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	33,178
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	89,236
Teck Resources Ltd.	BBB-	4.75	01/15/22	75,000	76,708

					531,584

REAL ESTATE (0.7%)
Boston Properties LP	BBB+	3.85	02/01/23	65,000	69,214
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	91,230
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	89,888
National Retail Properties, Inc.	BBB+	3.30	04/15/23	30,000	31,573
Service Properties Trust	BB	5.00	08/15/22	85,000	84,701
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,585

					377,191

UTILITIES (0.4%)
Exelon Corp.	BBB	5.15	12/01/20	50,000	50,000
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	30,000	31,675
National Fuel Gas Co.	BBB-	4.90	12/01/21	75,000	77,645
Southern Co.	BBB+	3.25	07/01/26	50,000	55,769

					215,089

TOTAL CORPORATE DEBT					4,715,143

TOTAL LONG-TERM DEBT SECURITIES (Cost: $53,221,405) 99.6%					55,143,936

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Citibank, New York Time Deposit		0.01	10/01/20	388,554	388,554

TOTAL TEMPORARY CASH INVESTMENT (Cost: $388,554) 0.7%					388,554

TOTAL INVESTMENTS (Cost: $53,609,959) 100.3%					55,532,490

OTHER NET ASSETS -0.3%					(162,879)

NET ASSETS 100.0%					$55,369,611

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets

Bond Fund	$53,827	0.1%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2020, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)(a)	Face Value of Futures as a % of Total Investments

ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	December 2020	$167,600	$1,418	2.4%
EQUITY INDEX FUND	7	E-mini S&P 500 Stock Index	P	December 2020	$1,173,200	$9,928	1.5%
MID-CAP EQUITY INDEX FUND	1	E-mini S&P MidCap 400 Stock Index	P	December 2020	$185,590	$700	0.5%
(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2020 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2020 management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the All America and Small Cap Growth Funds (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2020. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2020:

Fund	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Observable Inputs			Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$4,153,127	-	-			$4,153,127
Warrants - Indexed	$48	-	-			$48
Short-Term Debt Securities - Indexed	-	$24,999	-			$24,999
Common Stock - Active	$2,650,218	-	$120	(b	)	$2,650,338
Temporary Cash Investment	-	$130,023	-			$130,023
	$6,803,393	$155,022	$120			$6,958,535
Equity Index Fund
Common Stock -Indexed	$75,192,110	-	-			$75,192,110
Warrants -Indexed	$654	-	-			$654
Short-Term Debt Securities	-	$149,996	-			$149,996
Temporary Cash Investment	-	$1,258,650	-			$1,258,650
	$75,192,764	$1,408,646	-			$76,601,410
Mid-Cap Equity Index Fund
Common Stock -Indexed	$34,141,315	-	-			$34,141,315
Short-Term Debt Securities	-	$20,000	-			$20,000
Temporary Cash Investment	-	$179,184	-			$179,184
	$34,141,315	$199,184	-			$34,340,499
Small Cap Value Fund
Common Stock	$11,530,812	-	-			11,530,812
Temporary Cash Investment	-	$211,288	-			$211,288
	$11,530,812	$211,288	-			$11,742,100
Small Cap Growth Fund
Common Stock	$13,763,087	-	$1,445	(b	)	$13,764,532
Temporary Cash Investment	-	$279,472	-			$279,472
	$13,763,087	$279,472	$1,445			14,044,004
International Fund
Common Stock	$8,394,222	-	-			$8,394,222
Temporary Cash Investment	-	$51,710	-			$51,710
	$8,394,222	$51,710	-			$8,445,932
Bond Fund
U.S. Government Debt	-	$33,887,840	-			$33,887,840
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$16,540,953	-			$16,540,953
Long-Term Corporate Debt	-	$4,715,143	-			$4,715,143
Temporary Cash Investment	-	$388,554	-			$388,554
	-	$55,532,490	-			$55,532,490
Other Financial Instruments:*
All America Fund	$1,418	-	-			$1,418
Equity Index Fund	$9,928	-	-			$9,928
Mid-Cap Equity Index Fund	$700	-	-			$700

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2020
	Balance December 31, 2019 (c)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases 2020	Sales 2020	Balance September 30, 2020 (c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2020
All America Fund - Active Common Stock	$5,255	(d)	$(1,538)	$1,914	-	-	-	$(5,511)	$120	(d)	$(1,538)
Small Cap Value Fund - Common Stock	$46,064	(e)	$(11,853)	$15,228	-	-	-	$(49,439)	-		$(11,853)
Small Cap Growth Fund - Common Stock	$1,445	(f)	-	-	-	-	-	-	$1,445	(f)	-

(c)	Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals Contingent Value Right with $120 fair value. Level 3 security, Xura, Inc. with change in unrealized loss of $(1,538), realized gain of $1,914 and sales of $5,511.

(e)	Level 3 security, Xura, Inc. with change in unrealized loss of $(11,853), realized gain of $15,228 and sales of $49,439.

(f)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals Contingent Value Right with $1,445 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of September 30, 2020 and for the nine months ended September 30, 2020:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$1,418	$9,928	$700

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
		Net realized gain (loss) on:
Futures Contracts	Equity	Futures contracts	$9,044	$63,519	($60,543)
		Change in net unrealized appreciation (depreciation) of:
Futures Contracts	Equity	Futures contracts	($1,370)	($17,947)	($13,620)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.